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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a
BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Investment Funds Trust
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2013

          Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form NCSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

          Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

          SEC 2569 (5-07)

Baron Asset Fund	Baron Funds®
Baron Growth Fund
Baron Small Cap Fund
Baron Opportunity Fund
Baron Fifth Avenue Growth Fund

September 30, 2013	Annual Financial Report

Baron Asset Fund
Ticker Symbols:
Retail Shares: BARAX
Institutional Shares: BARIX
Performance	2
Top Ten Holdings	3
Sector Breakdown	3
Management’s Discussion of Fund Performance	3

Baron Growth Fund
Ticker Symbols:
Retail Shares: BGRFX
Institutional Shares: BGRIX
Performance	4
Top Ten Holdings	5
Sector Breakdown	5
Management’s Discussion of Fund Performance	5

Baron Small Cap Fund
Ticker Symbols:
Retail Shares: BSCFX
Institutional Shares: BSFIX
Performance	6
Top Ten Holdings	7
Sector Breakdown	7
Management’s Discussion of Fund Performance	7

Baron Opportunity Fund
Ticker Symbols:
Retail Shares: BIOPX
Institutional Shares: BIOIX
Performance	8
Top Ten Holdings	9
Sector Breakdown	9
Management’s Discussion of Fund Performance	9

Baron Fifth Avenue Growth Fund
Ticker Symbols:
Retail Shares: BFTHX
Institutional Shares: BFTIX
Performance	10
Top Ten Holdings	11
Sector Breakdown	11
Management’s Discussion of Fund Performance	11

Financial Statements

Statements of Net Assets	12
Statements of Assets and Liabilities	24
Statements of Operations	25
Statements of Changes in Net Assets	26
Notes to Financial Statements	28

Financial Highlights	36

Report of Independent Registered Public Accounting Firm	41

Tax Information	41

Fund Expenses	42

Disclosure Regarding the Approval of the Investment Advisory Agreements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Fifth Avenue Growth Fund by the Board of Trustees	43

Disclosure Regarding the Approval of the Investment Advisory Agreement for Baron Discovery Fund by the Board of Trustees	44

Management of the Funds	45

DEAR BARON FUNDS SHAREHOLDER:
In this report, you will find audited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Fifth Avenue Growth Fund (the “Funds”) for the fiscal year ended September 30, 2013. The U.S. Securities and Exchange Commission (the “SEC”) requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.
We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.
Sincerely,

Ronald Baron	Linda S. Martinson	Peggy Wong
Chief Executive Officer and	Chairman, President and	Treasurer and
Chief Investment Officer	Chief Operating Officer	Chief Financial Officer
November 26, 2013	November 26, 2013	November 26, 2013

This Annual Financial Report is for the Baron Investment Funds Trust, which currently has six series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund. Baron Discovery Fund commenced investment operations on October 1, 2013 and, therefore, financial information is not included in this report. If you are interested in the Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Energy and Resources Fund and Baron Global Advantage Fund series, please visit the Funds’ website at www.BaronFunds.com or contact us at 1-800-99BARON.
The Funds’ Proxy Voting Policy is available without charge on the Funds’website, www.BaronFunds.com or by calling 1-800-99BARON, and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. A copy of the Funds’ Forms N-Q may also be obtained upon request by calling 1-800-99BARON. Schedules of portfolio holdings current to the most recent quarter-end are also available on the Funds’ website.
Some of the comments are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of BAMCO, Inc. (“BAMCO” or the “Adviser”) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.
Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to www.BaronFunds.com for a prospectus. Read it carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus.

Baron Asset Fund (Unaudited)	September 30, 2013

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND (RETAIL SHARES) IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2013
	One Year	Three Years	Five Years	Ten Years	Since Inception (June 12, 1987)
Baron Asset Fund — Retail Shares[1,2]	27.17%	16.93%	10.23%	10.14%	11.34%
Baron Asset Fund — Institutional Shares[1,2,4]	27.51%	17.25%	10.48%	10.27%	11.39%
Russell Midcap Growth Index[1]	27.54%	17.65%	13.92%	10.16%	9.83%[3]
S&P 500 Index[1]	19.34%	16.27%	10.02%	7.57%	9.20%

[1]
The indexes are unmanaged. The Russell MidcapTM Growth Index measures the performance of medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large-cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]
Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	For the period June 30, 1987 to September 30, 2013.

[4]
Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2013 (Unaudited)	Baron Asset Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2013
Percent of
Net Assets
Gartner, Inc.	4.0%

Verisk Analytics, Inc.	3.9%

IDEXX Laboratories, Inc.	3.3%

FleetCor Technologies, Inc.	3.2%

Arch Capital Group Ltd.	3.2%

priceline.com, Inc.	2.8%

SBA Communications Corp.	2.8%

Vail Resorts, Inc.	2.7%

The Charles Schwab Corp.	2.7%

Discovery Communications, Inc.	2.7%
31.3%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2013† (as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the year ended September 30, 2013, Baron Asset Fund[1] gained 27.17%, while the Russell Midcap Growth Index gained 27.54% and the S&P 500 Index gained 19.34%.

Baron Asset Fund invests primarily in medium-sized growth companies for the long term, using a value-oriented purchase discipline.[2] The Fund purchases companies that we believe have sustainable competitive advantages, strong financial characteristics, exceptional management, and that operate in industries with favorable growth characteristics.

Over the past year, U.S. equity markets saw solid gains, pointing to continued improvement in the U.S. economy. The Federal Reserve’s timeline for tapering its bond purchasing program (QE), which has kept interest rates intentionally low, was the greatest source of uncertainty for the market. Taking our cue from Chairman Bernanke’s remarks suggesting that the Fed will condition the gradual exit from QE on its assessment of economic conditions, coupled with lower inflation expectations, we believe that we will see a continued expansion in equity valuations going forward.

All sectors in which we are invested contributed to performance, with the Fund’s investments in Consumer Discretionary, Industrials and Information Technology being the top contributors.

FleetCor Technologies, Inc., which appreciated significantly over the period, was the top contributor to Fund performance. The company provides payment processing services to the vehicle fleet industry. Strong organic growth continued, and management has successfully executed on its acquisition-driven growth strategy in underpenetrated international markets, announcing several large acquisitions in Brazil.

Specialized Finance company MSCI, Inc. was the largest detractor from Fund performance, declining significantly for the period held. Shares of the company declined as a result of Vanguard changing a subset of its ETF benchmarks from MSCI to other providers. In response to Vanguard’s decision, rival iShares reaffirmed its commitment to MSCI as its primary benchmark provider for international and cross border ETFs.

We continue to believe that current stock market valuations remain compelling. We are encouraged that stock prices have moved higher over the past 12 months, despite rising interest rates, ongoing turmoil in the Middle East, perpetual dysfunction in Washington, and other headwinds. In our view, the Fund is well positioned to benefit from a market that rewards high-quality companies with predictable and fast-growing earnings streams. We expect to continue to invest in companies that, in our opinion, are undervalued relative to their long-term growth prospects, and have the ability to sustain superior levels of profitability.

†
Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

[2]	Prior to February 15, 2007, the Fund’s strategy was to invest primarily in small- and mid-sized growth companies.

Baron Growth Fund (Unaudited)	September 30, 2013

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH FUND (RETAIL SHARES) IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2013
	One Year	Three Years	Five Years	Ten Years	Since Inception (December 31, 1994)
Baron Growth Fund — Retail Shares[1,2]	30.76%	20.36%	13.19%	10.58%	13.95%
Baron Growth Fund — Institutional Shares[1,2,3]	31.10%	20.68%	13.44%	10.71%	14.02%
Russell 2000 Growth Index[1]	33.07%	19.96%	13.17%	9.85%	7.60%
S&P 500 Index[1]	19.34%	16.27%	10.02%	7.57%	9.20%

[1]
The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large-cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]
Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]
Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2013 (Unaudited)	Baron Growth Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2013
Percent of
Net Assets
LKQ Corp.	3.5%

Arch Capital Group Ltd.	2.9%

Dick’s Sporting Goods, Inc.	2.9%

ITC Holdings Corp.	2.8%

Under Armour, Inc.	2.5%

Genesee & Wyoming, Inc.	2.4%

ANSYS, Inc.	2.4%

The Middleby Corp.	2.3%

FactSet Research Systems, Inc.	2.3%

Gartner, Inc.	2.2%
26.2%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2013† (as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the year ended September 30, 2013, Baron Growth Fund[1] gained 30.76%, while the Russell 2000 Growth Index gained 33.07% and the S&P 500 Index gained 19.34%.

Baron Growth Fund invests primarily in small-sized growth companies for the long term. Through independent research, we utilize an investment approach that we believe allows us to look at a business’s fundamental characteristics and beyond the current market environment. We invest based on the potential profitability of a business at what we believe are attractive valuations.

Over the past year, the U.S. equity markets posted solid gains, providing evidence that the U.S. economy continues to improve. Although its absolute performance was strong, the Fund underperformed its benchmark. As is typical of the early stages of an improving economy, smaller, more speculative companies advanced faster than higher quality ones. We seek to invest in companies that are more likely to grow consistently over the long term. We are optimistic that the pendulum will swing back in favor of the high-quality, well-capitalized businesses that have produced excellent results for this Fund since its inception.

All sectors in which we are invested contributed to performance, with the Fund’s investments in Information Technology, Consumer Discretionary and Industrials being the top contributors.

LKQ Corp., the country’s largest distributor of alternative vehicle parts, was the top contributor to Fund performance. Over the past year, its shares have appreciated significantly, driven by gains in market share as increasing numbers of insurers shift from original to alternative replacement vehicle parts.

The largest detractor for the period was Better Place, Inc., the first private global end-to-end electric vehicle (EV) infrastructure provider, with operating networks in Israel and Denmark. We invested in Better Place in December 2011, ahead of its commercial launch, with the view that its innovative approach would allow it to jumpstart EV adoption. Our expectations were not met and projected execution was over budget and behind schedule. The company filed for bankruptcy, and we decided to ultimately write off our investment.

The Fund continues to invest in a portfolio of businesses that have significantly better financial characteristics than the benchmark index against which it is compared. These businesses have significantly higher growth rates, operating profit margins, net margins, EBITDA margins, return on invested capital, return on equity, return on assets, and lower standard deviations of earnings growth.

†
Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Small Cap Fund (Unaudited)	September 30, 2013

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON SMALL CAP FUND (RETAIL SHARES) IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2013
	One Year	Three Years	Five Years	Ten Years	Since Inception (September 30, 1997)
Baron Small Cap Fund — Retail Shares[1,2]	29.51%	18.27%	13.08%	9.94%	10.15%
Baron Small Cap Fund — Institutional Shares[1,2,3]	29.85%	18.56%	13.32%	10.06%	10.22%
Russell 2000 Growth Index[1]	33.07%	19.96%	13.17%	9.85%	5.06%
S&P 500 Index[1]	19.34%	16.27%	10.02%	7.57%	5.56%

[1]
The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large-cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]
Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]
Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2013 (Unaudited)	Baron Small Cap Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2013
Percent of
Net Assets
SBA Communications Corp.	3.7%

Penn National Gaming, Inc.	3.1%

Liberty Media Corp.	2.7%

TransDigm Group, Inc.	2.6%

Gartner, Inc.	2.5%

Waste Connections, Inc.	2.1%

FleetCor Technologies, Inc.	2.0%

The Ultimate Software Group, Inc.	1.9%

Financial Engines, Inc.	1.8%

United Natural Foods, Inc.	1.8%
24.2%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2013† (as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the year ended September 30, 2013, Baron Small Cap Fund[1] gained 29.51%, while the Russell 2000 Growth Index gained 33.07% and the S&P 500 Index gained 19.34%.

Baron Small Cap Fund invests primarily in small-cap growth companies for the long term. The Fund invests in what we believe are well-run small-cap growth businesses that can be purchased at prices that represent a significant discount to our assessment of future value.

Over the past year, the U.S. equity market posted strong gains. Despite all the worries about U.S. government deficits, the European currency collapse, China and Emerging Markets slowdowns, Middle East unrest, U.S. government dysfunction and the sequester, surprisingly, the economy accelerated. After a four-year, gut-wrenching restructuring, our economy is stable, and slowly growing. Although the Fund participated nicely in the rally, it did not keep pace with the benchmark, as one would expect because of the Fund’s lower beta profile.

All sectors in which we are invested contributed to Fund performance, with Consumer Discretionary, Information Technology and Industrials being the largest contributors.

FleetCor Technologies, Inc., which appreciated significantly over the period, was the top contributor to Fund performance. The company provides payment processing services to the vehicle fleet industry. Strong organic growth continued, and management has successfully executed on its acquisition-driven growth strategy in underpenetrated international markets, announcing several large acquisitions in Brazil.

BJ’s Restaurants, Inc. was the largest detractor for the period. BJ’s, an operator of casual dining restaurants, was hurt by a summer slowdown in consumer spending, which hit the casual dining industry especially hard. We do not believe that there is anything company-specific that is causing its recent sales weakness. We still like the long-term prospects of the company.

Baron Small Cap Fund’s investments fall into three categories: classic growth stocks, fallen angels, and special situations. The Fund intends to continue to invest predominantly in classic growth stocks that we believe have significant long-term growth prospects and can be purchased at what we believe are attractive prices because their prospects have not yet been appreciated by investors. Fallen angels are companies that we believe have strong long-term franchises but have disappointed investors with short-term results, creating what we believe is a buying opportunity. Special situations include spin-offs and recapitalizations, where lack of investor awareness creates opportunities to purchase what we believe are strong businesses at attractive prices.

†
Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Opportunity Fund (Unaudited)	September 30, 2013

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON OPPORTUNITY FUND† (RETAIL SHARES) IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2013
	One Year	Three Years	Five Years	Ten Years	Since Inception (February 29, 2000)
Baron Opportunity Fund — Retail Shares[1,2]	25.39%	15.33%	14.60%	11.69%	5.10%
Baron Opportunity Fund — Institutional Shares[1,2,3]	25.74%	15.66%	14.87%	11.82%	5.19%
Russell Midcap Growth Index[1]	27.54%	17.65%	13.92%	10.16%	2.59%
S&P 500 Index[1]	19.34%	16.27%	10.02%	7.57%	3.49%

†
If the Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings, there is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

[1]
The indexes are unmanaged. The Russell MidcapTM Growth Index measures the performance of medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large-cap U.S. companies. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]
Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]
Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2013 (Unaudited)	Baron Opportunity Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2013
Percent of
Net Assets
Illumina, Inc.	3.7%

Gartner, Inc.	3.5%

Liberty Media Corp.	3.5%

Acxiom Corp.	3.2%

Guidewire Software, Inc.	3.1%

IHS, Inc.	2.8%

Verisk Analytics, Inc.	2.8%

Citrix Systems, Inc.	2.7%

SBA Communications Corp.	2.6%

Shutterstock, Inc.	2.4%
30.3%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2013† (as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the year ended September 30, 2013, Baron Opportunity Fund[1] gained 25.39%, while the Russell Midcap Growth Index gained 27.54% and the S&P 500 Index gained 19.34%.

Baron Opportunity Fund invests primarily in growth companies that we believe are driving or benefiting from innovation, through development of pioneering, transformative, or technologically advanced products and services.

The U.S. equity market posted strong gains over the past year. In the context of historically low U.S. interest rates and signs of a strengthening economy, investors focused on attractive equity valuations. After lagging somewhat in the first six months, the Fund outperformed its benchmark over the second half of the 12-month period. This turnaround was driven in part by our investments in newer enterprise technologies, headlined by cloud computing, big data and mobility, as well as Internet and (what we call) information services, which picked up steam over the period. We believe we are at the start of a generational shift from old to new technologies that will continue to favor our investments in the latter.

Over the past year, all the sectors in which the Fund was invested, contributed to performance, with the exception of Utilities, led by Consumer Discretionary, Industrials and Information Technology.

The largest contributor to Fund performance was The ExOne Company, a leading innovator in the 3D printing space. Following on the heels of a successful IPO in the March quarter, shares of ExOne climbed substantially over the period, as ExOne executed on its plan to sell 3D metal parts printing equipment and to provide service centers that can print parts on an outsourced basis for clients. We exited our position on valuation after making a significant return on our investment.

Agrinos AS was the largest detractor in the period. Agrinos is a green technology company with a unique microbial product that enhances crop yields. Its shares detracted, due to declining liquidity driven by long cash collection cycles in Mexico and delays in government subsidy programs. We continue to hold Agrinos because we believe it has disruptive technology and favorable growth prospects around the globe.

We remain focused on finding unique businesses across different segments of the economy that we believe offer long-term secular growth, sustainable competitive advantages, high-quality management teams, and attractive stock prices. We believe that investment returns for stocks are driven by earnings growth, and we, therefore, direct our research towards understanding the drivers of business profit and projecting future profit growth as accurately as we can.

†
Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Fifth Avenue Growth Fund (Unaudited)	September 30, 2013

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND (RETAIL SHARES) IN RELATION TO THE S&P 500 INDEX AND THE RUSSELL 1000 GROWTH INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2013
	One Year	Three Years	Five Years	Since Inception (April 30, 2004)
Baron Fifth Avenue Growth Fund — Retail Shares[1,2]	21.89%	16.12%	9.17%	6.14%
Baron Fifth Avenue Growth Fund — Institutional Shares[1,2,3]	22.20%	16.41%	9.41%	6.26%
S&P 500 Index[1]	19.34%	16.27%	10.02%	6.73%
Russell 1000 Growth Index[1]	19.27%	16.94%	12.07%	7.24%

[1]
The indexes are unmanaged. The S&P 500 Index measures the performance of 500 widely held large-cap U.S. companies and the Russell 1000® Growth Index of large-sized U.S. companies that are classified as growth. The indexes and the Fund are with dividends, which positively impact the performance results.

[2]
Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]
Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares, which have a distribution fee. The Institutional Shares do not have a distribution fee. If the annual returns for the Institutional Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

September 30, 2013 (Unaudited)	Baron Fifth Avenue Growth Fund

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2013
Percent of
Net Assets
Facebook Inc.	6.9%

Google, Inc.	5.4%

Apple, Inc.	4.6%

priceline.com, Inc.	4.5%

Wynn Resorts Ltd.	4.5%

Visa, Inc.	4.3%

Illumina, Inc.	4.2%

Amazon.com, Inc.	4.1%

Monsanto Co.	4.0%

CME Group, Inc.	3.8%
46.3%

SECTOR BREAKDOWN AS OF SEPTEMBER 30, 2013† (as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the year ended September 30, 2013, Baron Fifth Avenue Growth Fund[1] gained 21.89%, while the S&P 500 Index gained 19.34% and the Russell 1000 Growth Index gained 19.27%.

Baron Fifth Avenue Growth Fund focuses on identifying and investing in unique companies with sustainable competitive advantages that we believe have the ability to redeploy capital at high rates of return. The Fund’s portfolio is constructed on a bottom-up basis, with the quality of ideas and conviction level being the most important determinants of the size of each investment. When we develop high conviction in a particular business, we expect it to have a meaningful weight in the portfolio. We expect the top 10 holdings to be in the range of 35% to 45% of the Fund. The Fund’s sector weightings are incidental to portfolio construction, and exposure to any sector is a result of our stock selection.

The U.S. equity market saw solid gains over the past year. Although the comments of Federal Reserve Chairman Bernanke during the period produced short term volatility, investor focus on generally positive earnings results and continued signs of an improving U.S. economy helped propel overall gains. Taking our cue from Chairman Bernanke’s remarks suggesting that the Fed will condition the gradual exit from its bond purchasing program upon its assessment of economic conditions, coupled with lower inflation expectations, we believe that we will see a continued expansion in equity valuations going forward.

Over the past year, all the sectors in which the Fund was invested, contributed to performance, with the exception of Utilities, led by Consumer Discretionary, Information Technology, and Health Care.

Facebook Inc. was the largest contributor to Fund performance during the period. Shares of Facebook, the world’s largest social network, rose significantly during the period, propelled by strong financial results, improving mobile monetization, and increasingly positive feedback from advertisers. The company has an attractive customer base and holds significant leverage in the pricing of advertising.

Apple, Inc. was the Fund’s largest detractor during the period. After dropping for the first three quarters of the period, in the last quarter, the stock finally reversed course, with a rally buoyed by $18.8 billion in dividends as part of Apple’s long-term program to return capital to investors, and the launch of two new iPhones that were well received by consumers.

The Fund seeks to manage risk by focusing on business risk (competition, management, regulations), valuation risk (purchase price providing, in our view, a large enough margin of safety), financial risk (leverage and capital structure), and analysis risk (our assumptions). Our objective is not to predict how markets may perform in a given year. Instead, we aim to create a portfolio of unique companies with different end markets because, in our experience, this is the best way to manage market risk over time.

†
Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Asset Fund	September 30, 2013

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2013

Shares		Cost	Value

Common Stocks (98.06%)
Consumer Discretionary (26.35%)
	Apparel, Accessories & Luxury Goods (3.41%)
175,000	Fossil Group, Inc.[1]	$13,482,048	$20,342,000
400,000	Ralph Lauren Corp.	7,385,514	65,892,000

		20,867,562	86,234,000
	Automotive Retail (1.44%)
750,000	CarMax, Inc.[1]	14,772,082	36,352,500

	Broadcasting (3.37%)
800,000	Discovery Communications, Inc., Cl A1	20,124,774	67,536,000
120,000	Liberty Media Corp.[1]	8,488,154	17,658,000

		28,612,928	85,194,000
	Cable & Satellite (0.15%)
135,000	Starz Series A1	1,098,254	3,797,550

	Casinos & Gaming (2.34%)
375,000	Wynn Resorts Ltd.	0	59,253,750

	Education Services (0.39%)
325,000	DeVry, Inc.	546,016	9,932,000

	Hotels, Resorts &
	Cruise Lines (3.72%)
800,000	Choice Hotels International, Inc.	3,577,372	34,552,000
1,025,000	Hyatt Hotels Corp., Cl A1	30,808,659	44,034,000
507,471	Norwegian Cruise Line Holdings Ltd.[1,2]	9,641,949	15,655,480

		44,027,980	94,241,480
	Internet Retail (4.02%)
1,102,295	HomeAway, Inc.[1]	29,580,281	30,864,260
70,000	priceline.com, Inc.[1]	11,322,990	70,766,500

		40,903,271	101,630,760
	Leisure Facilities (2.74%)
1,000,000	Vail Resorts, Inc.	19,491,424	69,380,000

	Specialty Stores (4.77%)
825,000	Dick’s Sporting Goods, Inc.	25,648,809	44,038,500
500,000	Tiffany & Co.	15,543,940	38,310,000
570,000	Tractor Supply Co.	18,855,913	38,286,900

		60,048,662	120,635,400

Total Consumer Discretionary		230,368,179	666,651,440

Consumer Staples (1.18%)
	Food Distributors (0.73%)
275,000	United Natural Foods, Inc.[1]	14,611,786	18,485,500

	Food Retail (0.45%)
258,876	Sprouts Farmers Market, Inc.[1]	4,659,768	11,491,506

Total Consumer Staples		19,271,554	29,977,006

Energy (5.40%)
	Oil & Gas Drilling (1.23%)
450,000	Helmerich & Payne, Inc.	13,140,149	31,027,500

	Oil & Gas Equipment & Services (2.19%)
235,000	Core Laboratories N.V.[2]	16,127,180	39,764,350
150,000	Oil States International, Inc.[1]	10,032,536	15,519,000

		26,159,716	55,283,350
	Oil & Gas Exploration & Production (1.18%)
274,500	Concho Resources, Inc.[1]	12,981,350	29,868,345
Shares		Cost	Value

Common Stocks (continued)
Energy (continued)
	Oil & Gas Storage & Transportation (0.80%)
450,000	Phillips 66 Partners LP1	$12,772,374	$13,842,000
174,934	Western Gas Equity Partners LP	3,848,548	6,505,796

		16,620,922	20,347,796

Total Energy		68,902,137	136,526,991

Financials (11.26%)
	Asset Management & Custody Banks (1.54%)
400,000	Eaton Vance Corp.	7,605,392	15,532,000
325,000	T. Rowe Price Group, Inc.	7,848,785	23,377,250

		15,454,177	38,909,250
	Investment Banking & Brokerage (2.71%)
3,250,000	The Charles Schwab Corp.	4,038,655	68,705,000

	Office REITs (1.05%)
93,000	Alexander’s, Inc.[4]	4,491,600	26,609,160

	Property & Casualty
	Insurance (3.16%)
1,475,000	Arch Capital Group Ltd.[1,2]	16,099,416	79,841,750

	Real Estate Services (1.97%)
2,150,000	CBRE Group, Inc., Cl A1	29,247,253	49,729,500

	Regional Banks (0.83%)
450,000	First Republic Bank	11,878,902	20,983,500

Total Financials		81,210,003	284,778,160

Health Care (12.49%)
	Health Care Distributors (1.43%)
350,000	Henry Schein, Inc.	9,382,832	36,295,000

	Health Care Equipment (3.57%)
850,000	IDEXX Laboratories, Inc.[1]	35,193,620	84,702,500
15,000	Intuitive Surgical, Inc.[1]	1,400,784	5,644,050

		36,594,404	90,346,550
	Health Care Facilities (1.07%)
360,000	Universal Health Services, Inc., Cl B	21,989,006	26,996,400

	Health Care Technology (0.55%)
265,000	Cerner Corp.[1]	5,777,893	13,925,750

	Life Sciences Tools & Services (5.26%)
650,000	Illumina, Inc.[1]	28,570,043	52,539,500
275,000	Mettler-Toledo International, Inc.[1]	17,214,470	66,024,750
325,000	Quintiles Transnational Holdings, Inc.[1]	14,150,581	14,586,000

		59,935,094	133,150,250
	Pharmaceuticals (0.61%)
125,000	Perrigo Co.	8,974,541	15,422,500

Total Health Care		142,653,770	316,136,450

Industrials (20.79%)
	Air Freight & Logistics (1.29%)
550,000	C.H. Robinson Worldwide, Inc.	16,255,095	32,758,000

	Construction & Farm Machinery & Heavy Trucks (0.12%)
50,000	Westinghouse Air Brake Technologies Corporation	3,141,640	3,143,500

12	See Notes to Financial Statements.

September 30, 2013	Baron Asset Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2013

Shares		Cost	Value

Common Stocks (continued)
Industrials (continued)
	Electrical Components & Equipment (1.71%)
325,000	Roper Industries, Inc.	$28,285,642	$43,182,750

	Environmental & Facilities Services (2.29%)
350,000	Clean Harbors, Inc.[1]	19,615,011	20,531,000
325,000	Stericycle, Inc.[1]	9,162,173	37,505,000

		28,777,184	58,036,000
	Industrial Machinery (4.80%)
950,000	Colfax Corp.[1]	30,771,922	53,665,500
135,000	The Middleby Corp.[1]	20,316,962	28,202,850
515,000	Pall Corp.	34,248,477	39,675,600

		85,337,361	121,543,950
	Research & Consulting Services (7.13%)
215,000	IHS, Inc., Cl A1	20,380,880	24,548,700
1,600,000	Nielsen Holdings N.V.[2]	40,612,243	58,320,000
1,500,000	Verisk Analytics, Inc., Cl A1	39,224,920	97,440,000

		100,218,043	180,308,700
	Trading Companies & Distributors (3.45%)
1,175,000	Fastenal Co.	21,409,224	59,043,750
1,050,000	MRC Global, Inc.[1]	25,092,205	28,140,000

		46,501,429	87,183,750

Total Industrials		308,516,394	526,156,650

Information Technology (16.68%)
	Application Software (4.66%)
700,000	ANSYS, Inc.[1]	21,311,741	60,564,000
525,000	FactSet Research Systems, Inc.	28,837,255	57,277,500

		50,148,996	117,841,500
	Data Processing & Outsourced Services (3.16%)
725,000	FleetCor Technologies, Inc.[1]	26,676,932	79,866,000

	Internet Software & Services (3.36%)
190,000	LinkedIn Corp., Cl A1	11,166,201	46,751,400
108,032	Shutterstock, Inc.[1]	6,586,825	7,856,087
600,000	VeriSign, Inc.[1]	27,498,021	30,534,000

		45,251,047	85,141,487
	IT Consulting & Other Services (5.24%)
175,000	Equinix, Inc.[1,4]	12,335,413	32,138,750
1,675,000	Gartner, Inc.[1]	36,797,038	100,500,000

		49,132,451	132,638,750
	Systems Software (0.26%)
129,428	MICROS Systems, Inc.[1]	5,644,389	6,463,634

Total Information Technology		176,853,815	421,951,371

Materials (1.13%)
	Industrial Gases (0.78%)
185,000	Airgas, Inc.	12,122,086	19,619,250

	Metal & Glass Containers (0.35%)
450,000	Berry Plastics Group, Inc.[1]	9,979,706	8,986,500

Total Materials		22,101,792	28,605,750

Shares		Cost	Value

Common Stocks (continued)
Telecommunication Services (2.78%)
	Wireless Telecommunication Services (2.78%)
875,000	SBA Communications Corp., Cl A1	$26,410,960	$70,402,500

Total Common Stocks		1,076,288,604	2,481,186,318

Private Equity Investments (1.30%)

Consumer Discretionary (0.46%)
	Hotels, Resorts & Cruise Lines (0.46%)
5,200,000	Kerzner International
	Holdings Ltd., Cl A1,2,3,4,6	52,000,000	11,752,000

Financials (0.84%)
	Asset Management & Custody Banks (0.84%)
7,056,223	Windy City Investments
	Holdings, L.L.C.[1,3,4,6]	34,581,904	21,168,668

Total Private Equity Investments		86,581,904	32,920,668

Principal
Amount

Short Term Investments (0.88%)

$22,289,678	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2013, 0.00% due 10/1/2013; Proceeds at maturity - $22,289,678; (Fully collateralized by $23,815,000 U.S. Treasury Note, 1.75% due 5/15/2022; Market value - $22,739,610)[5]	22,289,678	22,289,678

Total Investments (100.24%)		$1,185,160,186	2,536,396,664

Liabilities Less Cash and Other Assets (-0.24%)			(6,100,857)

Net Assets			$2,530,295,807

Retail Shares (Equivalent to $61.37 per share based on 32,985,342 shares outstanding)			$2,024,244,703

Institutional Shares (Equivalent to $62.20 per share based on 8,136,253 shares outstanding)			$506,051,104

%	Represents percentage of net assets.
1	Non-income producing securities.
2	Foreign corporation.
3
At September 30, 2013, the market value of restricted and fair valued securities amounted to $32,920,668 or 1.30% of net assets. None of these securities are deemed liquid. See Note 6 regarding Restricted Securities.

4	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S& P or MSCI.
5	Level 2 security. See Note 7 regarding Fair Value Measurements.
6	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	13

Baron Growth Fund	September 30, 2013

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2013

Shares		Cost	Value

Common Stocks (96.02%)

Consumer Discretionary (24.14%)
	Apparel Retail (0.10%)
500,000	Cia.Hering SA (Brazil)[2]	$7,284,431	$7,589,225

	Apparel, Accessories & Luxury Goods (2.50%)
2,400,000	Under Armour, Inc., Cl A1	38,491,543	190,680,000

	Automotive Retail (0.42%)
750,000	Penske Automotive Group, Inc.	13,032,059	32,047,500

	Casinos & Gaming (2.89%)
2,669,200	Penn National Gaming, Inc.[1]	75,092,650	147,766,912
2,900,000	Pinnacle Entertainment, Inc.[1]	47,133,881	72,645,000

		122,226,531	220,411,912
	Distributors (3.45%)
8,250,000	LKQ Corp.[1]	53,817,801	262,845,000

	Education Services (1.93%)
1,820,000	Bright Horizons Family Solutions, Inc.[1]	58,746,047	65,210,600
2,688,273	DeVry, Inc.	42,347,183	82,153,623

		101,093,230	147,364,223
	Home Improvement Retail (1.65%)
1,180,000	Lumber Liquidators Holdings, Inc.[1]	27,982,185	125,847,000

	Hotels, Resorts & Cruise Lines (2.70%)
3,007,500	Choice Hotels International, Inc.[4]	73,061,456	129,893,925
271,739	Diamond Resorts International, Inc.[1]	3,804,346	5,111,411
2,700,000	Interval Leisure Group, Inc.	50,955,113	63,801,000
150,000	Marriott Vacations Worldwide Corp.[1]	6,373,784	6,600,000

		134,194,699	205,406,336
	Leisure Facilities (2.12%)
2,064,800	Vail Resorts, Inc.[4]	59,870,980	143,255,824
1,358,700	Whistler Blackcomb Holdings, Inc.(Canada)[2]	15,542,103	18,084,342

		75,413,083	161,340,166
	Leisure Products (0.10%)
300,000	BRP, Inc.(Canada)[1,2]	6,242,137	7,878,258

	Movies & Entertainment (1.25%)
1,566,687	DreamWorks Animation SKG, Inc., Cl A1	44,279,914	44,587,912
2,917,805	Manchester United plc, Cl A1,2	39,472,473	50,682,273

		83,752,387	95,270,185
	Publishing (1.22%)
1,175,000	Morningstar, Inc.	25,213,450	93,130,500

	Restaurants (0.94%)
450,000	Panera Bread Co., Cl A1	15,602,751	71,338,500

	Specialty Stores (2.87%)
4,100,000	Dick’s Sporting Goods, Inc.	69,383,822	218,858,000

Total Consumer Discretionary		773,730,109	1,840,006,805

Consumer Staples (5.37%)
	Brewers (0.65%)
201,400	The Boston Beer Co., Inc., Cl A1	29,104,380	49,183,894

	Food Distributors (2.02%)
2,290,237	United Natural Foods, Inc.[1]	98,857,949	153,949,731
Shares		Cost	Value

Common Stocks (continued)

Consumer Staples (continued)
	Household Products (1.18%)
1,500,000	Church & Dwight Co., Inc.	$27,340,827	$90,075,000

	Packaged Foods & Meats (1.52%)
1,730,730	TreeHouse Foods, Inc.[1]	80,417,117	115,664,686

Total Consumer Staples		235,720,273	408,873,311

Energy (5.80%)
	Oil & Gas Drilling (0.82%)
900,000	Helmerich & Payne, Inc.	20,239,976	62,055,000

	Oil & Gas Equipment & Services (3.07%)
330,000	CARBO Ceramics, Inc.	21,169,022	32,706,300
750,000	Core Laboratories N.V.[2]	17,648,703	126,907,500
825,000	SEACOR Holdings, Inc.[1]	41,483,601	74,613,000

		80,301,326	234,226,800
	Oil & Gas Exploration & Production (0.73%)
500,000	Denbury Resources, Inc.[1]	2,806,886	9,205,000
838,479	Halcon Resources Corp.[1]	4,842,280	3,714,462
247,191	Oasis Petroleum, Inc.[1]	3,460,674	12,144,494
400,000	SM Energy Co.	13,315,693	30,876,000

		24,425,533	55,939,956
	Oil & Gas Storage & Transportation (1.18%)
70,000	MPLX LP	1,540,000	2,550,800
1,200,000	Targa Resources Corp.	36,086,844	87,552,000

		37,626,844	90,102,800

Total Energy		162,593,679	442,324,556

Financials (13.80%)
	Asset Management & Custody Banks (4.32%)
1,994,899	The Carlyle Group	43,767,989	51,308,802
2,200,000	Cohen & Steers, Inc.	59,239,244	77,682,000
1,400,000	Eaton Vance Corp.	24,642,109	54,362,000
1,199,681	Financial Engines, Inc.	18,866,956	71,309,039
610,000	Manning & Napier, Inc.	7,338,907	10,174,800
1,230,195	Oaktree Capital Group, LLC	53,958,848	64,400,708

		207,814,053	329,237,349
	Diversified REITs (0.29%)
712,000	American Assets Trust, Inc.	13,797,057	21,723,120

	Life & Health Insurance (1.36%)
2,575,920	Primerica, Inc.	60,576,768	103,912,613

	Multi-Sector Holdings (0.15%)
425,000	Leucadia National Corp.	4,912,289	11,577,000

	Office REITs (1.55%)
135,000	Alexander’s, Inc.[5]	28,435,048	38,626,200
3,400,000	Douglas Emmett, Inc.	44,383,104	79,798,000

		72,818,152	118,424,200
	Property & Casualty Insurance (2.93%)
4,125,000	Arch Capital Group Ltd.[1,2]	40,614,565	223,286,250

	Residential REITs (0.28%)
625,000	American Campus Communities, Inc.	15,945,384	21,343,750

14	See Notes to Financial Statements.

September 30, 2013	Baron Growth Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2013

Shares		Cost	Value

Common Stocks (continued)
Financials (continued)
	Specialized Finance (1.65%)
3,125,000	MSCI, Inc.[1]	$66,394,463	$125,812,500

	Specialized REITs (1.27%)
775,000	Alexandria Real Estate Equities, Inc.[5]	29,318,982	49,483,750
1,650,000	LaSalle Hotel Properties	38,657,293	47,058,000

		67,976,275	96,541,750

Total Financials		550,849,006	1,051,858,532

Health Care (8.66%)
	Health Care Equipment (1.54%)
400,000	Edwards Lifesciences Corp.[1]	5,349,910	27,852,000
900,000	IDEXX Laboratories, Inc.[1]	28,558,026	89,685,000

		33,907,936	117,537,000
	Health Care Facilities (2.36%)
300,000	Brookdale Senior Living, Inc.[1]	5,976,500	7,890,000
4,000,000	Community Health Systems, Inc.[1]	77,630,412	166,000,000
200,000	VCA Antech, Inc.[1]	3,991,558	5,492,000

		87,598,470	179,382,000
	Health Care Services (0.10%)
150,000	IPC The Hospitalist Co., Inc.[1]	3,121,417	7,651,500

	Health Care Supplies (0.72%)
175,000	Neogen Corp.[1]	3,887,774	10,626,000
1,077,686	West Pharmaceutical Services, Inc.	37,684,652	44,346,779

		41,572,426	54,972,779
	Life Sciences Tools & Services (2.66%)
550,000	Mettler-Toledo International, Inc.[1]	27,486,940	132,049,500
880,943	TECHNE Corp.	46,631,249	70,528,297

		74,118,189	202,577,797
	Pharmaceuticals (1.28%)
3,642,227	CFR Pharmaceuticals
	SA 144A, ADR[2,6]	84,528,981	97,429,572

Total Health Care		324,847,419	659,550,648

Industrials (13.75%)
	Diversified Support Services (1.67%)
4,000,000	Copart, Inc.[1]	49,463,498	127,160,000

	Electrical Components & Equipment (1.88%)
3,365,000	Generac Holdings, Inc.[1]	17,467,948	143,483,600

	Environmental & Facilities Services (0.14%)
400,000	Tetra Tech, Inc.[1]	7,741,342	10,356,000

	Industrial Machinery (4.78%)
2,315,480	Colfax Corp.[1]	53,608,386	130,801,465
850,000	The Middleby Corp.[1]	74,456,718	177,573,500
400,000	Valmont Industries, Inc.	32,589,034	55,564,000

		160,654,138	363,938,965
	Marine (0.18%)
573,026	Seaspan Corp.[2]	11,575,731	14,021,946
Shares		Cost	Value

Common Stocks (continued)
Industrials (continued)
	Railroads (2.44%)
2,000,000	Genesee & Wyoming, Inc., Cl A1	$32,221,169	$185,940,000

	Research & Consulting Services (1.07%)
480,000	The Advisory Board Co.[1]	24,945,832	28,550,400
375,000	IHS, Inc., Cl A1	15,320,116	42,817,500
600,000	Mistras Group, Inc.[1]	7,563,468	10,200,000

		47,829,416	81,567,900
	Trading Companies & Distributors (1.24%)
2,000,000	Air Lease Corp.	47,523,423	55,320,000
485,000	MSC Industrial Direct Co., Inc., Cl A	17,282,737	39,454,750

		64,806,160	94,774,750
	Trucking (0.35%)
475,000	Landstar System, Inc.	11,073,375	26,590,500

Total Industrials		402,832,777	1,047,833,661

Information Technology (20.47%)
	Application Software (10.52%)
2,109,430	Advent Software, Inc.[1]	31,797,327	66,974,402
2,125,000	ANSYS, Inc.[1]	51,478,172	183,855,000
1,015,000	Bottomline Technologies (de), Inc.[1]	27,966,788	28,298,200
825,000	Concur Technologies, Inc.[1]	18,214,873	91,162,500
1,600,000	FactSet Research Systems, Inc.	80,624,740	174,560,000
1,083,387	Guidewire Software, Inc.[1]	34,544,868	51,038,362
1,600,000	Pegasystems, Inc.	49,240,202	63,696,000
1,057,024	RealPage, Inc.[1]	25,517,461	24,480,676
3,087,713	SS&C Technologies Holdings, Inc.[1]	52,369,849	117,641,865

		371,754,280	801,707,005
	Data Processing & Outsourced Services (1.80%)
3,050,000	MAXIMUS, Inc.	58,567,376	137,372,000

	Electronic Equipment & Instruments (0.75%)
650,000	FEI Company	24,367,636	57,070,000

	Internet Software & Services (2.82%)
714,714	Benefitfocus, Inc.[1]	30,989,750	35,135,340
999,653	CoStar Group, Inc.[1]	44,116,617	167,841,739
102,311	Shutterstock, Inc.[1]	6,300,994	7,440,056
50,000	Zillow, Inc., Cl A1	1,353,110	4,218,500

		82,760,471	214,635,635
	IT Consulting & Other Services (3.79%)
6,114,545	Booz Allen Hamilton
	Holding Corp.	83,464,446	118,133,010
2,850,000	Gartner, Inc.[1]	45,787,107	171,000,000

		129,251,553	289,133,010
	Systems Software (0.79%)
3,568,750	TOTVS SA (Brazil)[2]	48,597,857	60,367,476

Total Information Technology		715,299,173	1,560,285,126

See Notes to Financial Statements.	15

Baron Growth Fund	September 30, 2013

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2013

Shares		Cost	Value

Common Stocks (continued)
Materials (1.10%)
	Construction Materials (1.02%)
1,700,000	CaesarStone Sdot Yam Ltd.[1,2]	$30,268,064	$77,656,000

	Fertilizers & Agricultural Chemicals (0.08%)
3,239,368	Agrinos AS (Mexico)[1,2,6]	16,160,124	6,464,460

Total Materials		46,428,188	84,120,460

Telecommunication Services (0.16%)
	Wireless Telecommunication Services (0.16%)
150,000	SBA Communications Corp., Cl A1	524,868	12,069,000

Utilities (2.77%)
	Electric Utilities (2.77%)
2,245,000	ITC Holdings Corp.	69,683,650	210,715,700

Total Common Stocks		3,282,509,142	7,317,637,799

Private Equity Investments (0.38%)

Consumer Discretionary (0.22%)
	Hotels, Resorts &
	Cruise Lines (0.22%)
7,400,000	Kerzner International Holdings Ltd., Cl A1,2,3,5,7	74,000,000	16,724,000

Financials (0.09%)
	Asset Management & Custody Banks (0.09%)
2,375,173	Windy City Investments Holdings, L.L.C.[1,3,5,7]	8,630,998	7,125,521

Health Care (0.07%)
	Health Care Technology (0.07%)
828,286	Castlight Health, Inc.[1,3,5,7]	4,999,998	4,999,998

Total Private Equity Investments		87,630,996	28,849,519

Principal
Amount		Cost	Value

Short Term Investments (3.58%)
$273,144,515	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2013, 0.00% due 10/1/2013; Proceeds at maturity - $273,144,515; (Fully collateralized by $278,610,000 U.S. Treasury Note, 0.50% due 6/15/2016; Market value - $278,610,000)[6]	$273,144,515	$273,144,515

Total Investments (99.98%)		$3,643,284,653	7,619,631,833

Cash and Other Assets Less Liabilities (0.02%)			1,254,601

Net Assets			$7,620,886,434

Retail Shares (Equivalent to $68.67 per share based on 67,635,795 shares outstanding)			$4,644,216,417

Institutional Shares (Equivalent to $69.32 per share based on 42,943,994 shares outstanding)			$2,976,670,017

%	Represents percentage of net assets.
1	Non-income producing securities.
2	Foreign corporation.
3
At September 30, 2013, the market value of restricted and fair valued securities amounted to $28,849,519 or 0.38% of net assets. None of these securities are deemed liquid. See Note 6 regarding Restricted Securities.

4	See Note 9 regarding “Affiliated”companies.
5	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
6	Level 2 security. See Note 7 regarding Fair Value Measurements.
7	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At September 30, 2013, the market value of Rule 144A securities amounted to $97,429,572 or 1.28% of net assets.

All securities are Level 1, unless otherwise noted.

16	See Notes to Financial Statements.

September 30, 2013	Baron Small Cap Fund

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2013

Shares		Cost	Value
Common Stocks (96.65%)
Consumer Discretionary (22.49%)
	Advertising (0.70%)
2,000,000	National CineMedia, Inc.	$30,553,304	$37,720,000

	Apparel, Accessories & Luxury Goods (4.43%)
650,000	Fossil Group, Inc.[1]	15,294,653	75,556,000
2,500,000	Iconix Brand Group, Inc.[1]	37,489,302	83,050,000
6,000,000	Quiksilver, Inc.[1]	18,640,127	42,180,000
1,900,000	Tumi Holdings, Inc.[1]	37,991,513	38,285,000

		109,415,595	239,071,000

	Broadcasting (2.72%)
1,000,000	Liberty Media Corp.[1]	12,335,040	147,150,000

	Cable & Satellite (0.52%)
1,000,000	Starz Series A1	1,418,284	28,130,000

	Casinos & Gaming (3.95%)
3,000,000	Penn National Gaming, Inc.[1]	78,076,600	166,080,000
300,000	Wynn Resorts Ltd.	1,271,840	47,403,000

		79,348,440	213,483,000

	Education Services (1.06%)
1,600,000	Bright Horizons Family Solutions, Inc.[1]	52,232,846	57,328,000

	Home Improvement Retail (1.73%)
875,000	Lumber Liquidators Holdings, Inc.[1]	17,840,627	93,318,750

	Homefurnishing Retail (0.88%)
1,500,000	Mattress Firm Holding Corp.[1]	38,344,769	47,700,000

	Hotels, Resorts & Cruise Lines (0.32%)
10,730,000	Mandarin Oriental International Ltd. (Singapore)[2]	20,660,486	17,382,600

	Internet Retail (1.64%)
2,250,000	HomeAway, Inc.[1]	54,558,104	63,000,000
3,000,000	Vitacost.com, Inc.[1,4]	28,202,438	25,500,000

		82,760,542	88,500,000

	Movies & Entertainment (1.45%)
1,350,000	The Madison Square Garden Co., Cl A1	34,741,205	78,394,500

	Restaurants (3.09%)
1,500,000	BJ’s Restaurants, Inc.[1,4]	55,988,625	43,080,000
1,250,000	Bravo Brio Restaurant Group, Inc.[1,4]	18,548,404	18,875,000
1,650,000	The Cheesecake Factory, Inc.	39,429,179	72,517,500
1,600,000	Del Frisco’s Restaurant Group, Inc.[1,4]	33,733,221	32,272,000

		147,699,429	166,744,500

Total Consumer Discretionary		627,350,567	1,214,922,350

Consumer Staples (4.12%)
	Food Distributors (2.70%)
2,100,000	The Chefs’ Warehouse, Inc.[1,4]	34,148,417	48,510,000
1,450,000	United Natural Foods, Inc.[1]	62,683,145	97,469,000

		96,831,562	145,979,000

	Food Retail (1.42%)
1,126,537	Fairway Group Holdings Corp.[1]	17,756,065	28,794,286
900,000	Susser Holdings Corp.[1]	37,227,000	47,835,000

		54,983,065	76,629,286

Total Consumer Staples		151,814,627	222,608,286

Shares		Cost	Value
Common Stocks (continued)
Energy (7.82%)
	Oil & Gas Equipment & Services (2.58%)
200,000	CARBO Ceramics, Inc.	$13,114,504	$19,822,000
450,000	Core Laboratories N.V.[2]	17,021,125	76,144,500
1,600,000	Forum Energy Technologies, Inc.[1]	33,184,101	43,216,000

		63,319,730	139,182,500

	Oil & Gas Exploration & Production (1.23%)
311,642	Athlon Energy, Inc.[1]	6,664,254	10,190,693
502,099	Bonanza Creek Energy, Inc.[1]	15,723,863	24,231,298
1,738,800	Halcon Resources Corp.[1]	10,393,680	7,702,884
500,000	Oasis Petroleum, Inc.[1]	7,000,000	24,565,000

		39,781,797	66,689,875

	Oil & Gas Storage & Transportation (4.01%)
814,070	MPLX LP	20,095,362	29,664,711
750,000	Phillips 66 Partners LP1	20,967,947	23,070,000
4,650,000	Scorpio Tankers, Inc.[2]	38,863,225	45,384,000
1,150,000	Susser Petroleum Partners LP4	26,138,991	34,638,000
750,000	Targa Resources Corp.	17,965,719	54,720,000
500,000	Tesoro Logistics LP	20,942,214	29,000,000

		144,973,458	216,476,711

Total Energy		248,074,985	422,349,086

Financials (6.07%)
	Asset Management & Custody Banks (2.42%)
623,000	Artisan Partners Asset Management, Inc.	21,081,339	32,620,280
1,650,000	Financial Engines, Inc.	25,939,077	98,076,000

		47,020,416	130,696,280

	Office REITs (0.99%)
600,000	SL Green Realty Corp.	13,294,334	53,304,000

	Real Estate Services (0.64%)
1,500,000	CBRE Group, Inc., Cl A1	7,261,912	34,695,000

	Specialized REITs (2.02%)
2,000,000	Chesapeake Lodging Trust	35,107,110	47,080,000
1,500,000	LaSalle Hotel Properties	34,882,420	42,780,000
1,500,000	Sunstone Hotel Investors, Inc.	17,734,422	19,110,000

		87,723,952	108,970,000

Total Financials		155,300,614	327,665,280

Health Care (9.39%)
	Biotechnology (0.54%)
750,000	Cepheid [1]	24,504,439	29,280,000

	Health Care Equipment (4.10%)
1,250,000	DexCom, Inc.[1]	17,100,776	35,287,500
670,922	IDEXX Laboratories, Inc.[1]	21,699,129	66,857,377
1,250,000	Insulet Corp.[1]	22,662,247	45,300,000
80,000	Intuitive Surgical, Inc.[1]	1,160,000	30,101,600
1,650,000	Masimo Corp.[1]	35,506,954	43,956,000

		98,129,106	221,502,477

	Health Care Facilities (1.97%)
2,985,000	Brookdale Senior Living, Inc.[1]	53,151,499	78,505,500
1,500,000	Emeritus Corp.[1]	42,381,389	27,795,000

		95,532,888	106,300,500

	Health Care Supplies (0.36%)
1,200,000	Endologix, Inc.[1]	15,625,235	19,356,000

See Notes to Financial Statements.	17

Baron Small Cap Fund	September 30, 2013

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2013

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (2.42%)
300,000	Covance, Inc.[1]	$10,515,514	$25,938,000
1,100,000	ICON plc [1,2]	33,579,030	45,023,000
250,000	Mettler-Toledo International, Inc.[1]	14,245,818	60,022,500

		58,340,362	130,983,500

Total Health Care		292,132,030	507,422,477

Industrials (17.91%)
	Aerospace & Defense (4.30%)
2,000,000	DigitalGlobe, Inc.[1]	58,748,766	63,240,000
2,250,000	The KEYW Holding Corp.[1,4]	24,315,182	30,262,500
1,000,000	TransDigm Group, Inc.[1]	2,125,486	138,700,000

		85,189,434	232,202,500

	Building Products (0.39%)
1,500,000	Ply Gem Holdings, Inc.[1]	33,002,896	20,970,000

	Electrical Components & Equipment (2.89%)
1,000,000	Acuity Brands, Inc.	54,396,209	92,020,000
1,000,000	Polypore International, Inc.[1]	35,351,226	40,970,000
1,003,000	Thermon Group Holdings, Inc.[1]	22,776,818	23,179,330

		112,524,253	156,169,330

	Environmental & Facilities Services (3.35%)
1,150,000	Clean Harbors, Inc.[1]	29,600,019	67,459,000
2,500,000	Waste Connections, Inc.	44,418,371	113,525,000

		74,018,390	180,984,000

	Human Resource & Employment Services (0.61%)
1,000,000	On Assignment, Inc.[1]	17,397,767	33,000,000

	Industrial Machinery (3.10%)
450,000	Graco, Inc.	10,112,115	33,327,000
750,000	Nordson Corp.	22,985,460	55,222,500
350,000	Proto Labs, Inc.[1]	10,850,000	26,736,500
2,500,000	Rexnord Corp.[1]	47,210,825	52,000,000

		91,158,400	167,286,000

	Office Services & Supplies (0.53%)
1,451,700	Interface, Inc.	19,551,250	28,801,728

	Railroads (1.39%)
809,050	Genesee & Wyoming, Inc., Cl A1	22,253,549	75,217,378

	Research & Consulting Services (1.35%)
750,000	Acacia Research Corp.	26,056,175	17,295,000
650,000	The Advisory Board Co.[1]	32,549,205	38,662,000
1,000,000	Mistras Group, Inc.[1]	11,030,295	17,000,000

		69,635,675	72,957,000

Total Industrials		524,731,614	967,587,936

Information Technology (20.27%)
	Application Software (7.23%)
1,750,000	ACI Worldwide, Inc.[1]	69,197,973	94,605,000
1,750,000	Advent Software, Inc.[1]	21,632,413	55,562,500
1,263,333	Guidewire Software, Inc.[1]	32,362,708	59,515,618
3,350,500	RealPage, Inc.[1]	68,281,327	77,597,580
700,000	The Ultimate Software Group, Inc.[1]	17,611,028	103,180,000

		209,085,449	390,460,698

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (3.09%)
1,000,000	FleetCor Technologies, Inc.[1]	$25,103,188	$110,160,000
650,000	WEX, Inc. [1]	30,423,456	57,037,500

		55,526,644	167,197,500

	Electronic Equipment & Instruments (3.88%)
2,500,000	Cognex Corp.	41,430,349	78,400,000
708,767	Coherent, Inc.[1]	34,030,133	43,553,732
1,000,000	FEI Company	40,414,234	87,800,000

		115,874,716	209,753,732

	Electronic Manufacturing Services (0.28%)
1,500,000	Mercury Systems, Inc.[1]	27,429,058	14,985,000

	Internet Software & Services (0.80%)
1,850,000	Angie’s List, Inc.[1]	40,464,673	41,625,000
2,545,455	Viggle, Inc.[1,3,4,6]	13,000,000	1,654,546

		53,464,673	43,279,546

	IT Consulting & Other Services (4.99%)
1,500,000	Acxiom Corp.[1]	34,640,106	42,585,000
500,000	Equinix, Inc.[1,5]	29,823,790	91,825,000
2,250,000	Gartner, Inc.[1]	41,942,702	135,000,000

		106,406,598	269,410,000

Total Information Technology		567,787,138	1,095,086,476

Materials (3.32%)
	Diversified Metals & Mining (1.14%)
4,000,000	Globe Specialty Metals, Inc.[4]	46,608,066	61,640,000

	Metal & Glass Containers (1.63%)
4,400,000	Berry Plastics Group, Inc.[1]	73,977,674	87,868,000

	Steel (0.55%)
1,000,000	SunCoke Energy, Inc.[1]	16,688,469	17,000,000
540,000	SunCoke Energy Partners LP	12,078,854	12,852,000

		28,767,323	29,852,000

Total Materials		149,353,063	179,360,000

Telecommunication Services (4.38%)
	Wireless Telecommunication Services (4.38%)
148,323,290	Sarana Menara Nusantara Tbk PT (Indonesia)[1,2]	30,976,387	35,543,794
2,500,000	SBA Communications Corp., Cl A1	21,428,760	201,150,000

Total Telecommunication Services		52,405,147	236,693,794

Unclassified (0.49%)
2,500,000	Platform Acquisition Holdings Ltd. (United Kingdom)[1,2]	25,000,000	26,125,000

Utilities (0.39%)
	Electric Utilities (0.39%)
225,000	ITC Holdings Corp.	9,427,959	21,118,500

Total Common Stocks		2,803,377,744	5,220,939,185

18	See Notes to Financial Statements.

September 30, 2013	Baron Small Cap Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2013

Shares		Cost	Value
Private Equity Investments (0.38%)
Consumer Discretionary (0.38%)
	Hotels, Resorts & Cruise Lines (0.15%)
3,500,000	Kerzner International Holdings Ltd., Cl A1,2,3,5,7	$35,000,000	$7,910,000

	Movies & Entertainment (0.23%)
2,500,000	SFX Holding Corporation[1,3,5,7]	10,000,000	12,500,000

Total Private Equity Investments		45,000,000	20,410,000

Warrants (0.01%)
Consumer Discretionary (0.01%)
	Internet Retail (0.01%)
242,589	Vitacost.com, Inc. Warrants, Exp 2/15/2016[1,3,4,6]	30,234	516,714

Information Technology (0.00%)
	Internet Software & Services (0.00%)
2,000,000	Viggle, Inc. Warrants, Callable, Exp 8/22/2014[1,3,4,6]	0	0
545,455	Viggle, Inc. Warrants, Non-Callable, Exp 4/27/2015[1,3,4,6]	0	38,182

Total Information Technology		0	38,182

Unclassified (0.00%)
2,500,000	Platform Acquisition Holdings Ltd. Warrants, Exp 7/31/2020 (United Kingdom)[1,2,7]	0	0

Total Warrants		30,234	554,896

Principal
Amount		Cost	Value
Short Term Investments (2.73%)
$147,419,224	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2013, 0.00% due 10/1/2013; Proceeds at maturity - $147,419,224; (Fully collateralized by $76,680,000 U.S. Treasury Note, 3.00% due 2/28/2017;Market value - $82,526,850, $49,820,000 U.S. Treasury Note, 0.50% due 6/15/2016; Market value - $49,820,000 and $18,000,000 U.S. Treasury Note, 0.625% due 8/15/2016; Market value - $18,022,500)[6]	$147,419,224	$147,419,224

Total Investments (99.77%)		$2,995,827,202	5,389,323,305

Cash and Other Assets Less Liabilities (0.23%)			12,502,858

Net Assets			$5,401,826,163

Retail Shares (Equivalent to $32.83 per share based on 110,461,196 shares outstanding)			$3,626,126,267

Institutional Shares (Equivalent to $33.20 per share based on 53,484,201 shares outstanding)			$1,775,699,896

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2013, the market value of restricted and fair valued securities amounted to $22,619,442 or 0.42% of net assets. None of these securities are deemed liquid. See Note 6 regarding Restricted Securities.

[4]	See Note 9 regarding “Affiliated”companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this subindustry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	19

Baron Opportunity Fund	September 30, 2013

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2013

Shares		Cost	Value

Common Stocks (98.36%)

Consumer Discretionary (25.60%)
	Apparel, Accessories & Luxury Goods (5.06%)
49,000	Fossil Group, Inc.[1]	$3,881,007	$5,695,760
97,000	lululemon athletica, inc.[1]	5,130,798	7,089,730
171,850	Tumi Holdings, Inc.[1]	3,377,632	3,462,778
89,500	Under Armour, Inc., Cl A1	4,658,634	7,110,775

		17,048,071	23,359,043
	Automotive Retail (2.05%)
194,870	CarMax, Inc.[1]	5,355,334	9,445,349

	Broadcasting (5.85%)
138,500	Discovery Communications, Inc., Series C1	5,258,143	10,819,620
110,000	Liberty Media Corp.1	9,255,301	16,186,500

		14,513,444	27,006,120
	Household Appliances (1.07%)
79,000	SodaStream International Ltd.[1,2]	4,741,389	4,928,810

	Internet Retail (7.36%)
446,500	Groupon, Inc.[1]	4,691,201	5,005,265
144,722	HomeAway, Inc.[1]	3,230,710	4,052,216
15,500	Netflix, Inc.[1]	3,926,191	4,792,755
9,950	priceline.com, Inc.[1]	2,904,773	10,058,952
179,500	Shutterfly, Inc.[1]	5,112,503	10,030,460

		19,865,378	33,939,648
	Movies & Entertainment (3.38%)
314,506	DreamWorks Animation SKG, Inc., Cl A1	8,457,902	8,950,841
382,480	Manchester United plc, Cl A1,2	6,398,068	6,643,677

		14,855,970	15,594,518
	Specialized Consumer Services (0.83%)
258,000	LifeLock, Inc.[1]	3,691,053	3,826,140

Total Consumer Discretionary		80,070,639	118,099,628

Consumer Staples (0.44%)
	Food Retail (0.44%)
45,617	Sprouts Farmers Market, Inc.[1]	821,106	2,024,939

Energy (5.24%)
	Oil & Gas Equipment & Services (1.25%)
58,168	CARBO Ceramics, Inc.	3,971,656	5,765,030

	Oil & Gas Exploration & Production (2.54%)
52,500	Concho Resources, Inc.[1]	5,081,891	5,712,525
122,381	Oasis Petroleum, Inc.[1]	2,206,687	6,012,579

		7,288,578	11,725,104
	Oil & Gas Storage & Transportation (1.45%)
177,200	Golar LNG Ltd.[2]	6,435,690	6,675,124

Total Energy		17,695,924	24,165,258

Financials (2.02%)
	Specialized Finance (2.02%)
63,500	CME Group, Inc.	4,844,650	4,691,380
25,500	IntercontinentalExchange, Inc.[1]	4,459,003	4,626,210

Total Financials		9,303,653	9,317,590

Shares		Cost	Value

Common Stocks (continued)

Health Care (7.18%)
	Biotechnology (1.19%)
132,500	Cepheid[1]	$4,496,326	$5,172,800
7,690	Foundation Medicine, Inc.[1]	138,420	304,832

		4,634,746	5,477,632
	Health Care Equipment (2.27%)
393,344	Masimo Corp.1	9,589,420	10,478,684

	Life Sciences Tools & Services (3.72%)
212,615	Illumina, Inc.[1]	10,531,210	17,185,670

Total Health Care		24,755,376	33,141,986

Industrials (11.70%)
	Aerospace & Defense (2.33%)
339,546	DigitalGlobe, Inc.[1]	9,880,870	10,736,444

	Airlines (1.08%)
100,000	Ryanair Holdings plc, ADR[1,2]	4,035,839	4,974,000

	Electrical Components & Equipment (1.51%)
169,868	Polypore International, Inc.[1]	5,973,390	6,959,492

	Industrial Machinery (1.22%)
27,000	The Middleby Corp.1	3,965,192	5,640,570

	Research & Consulting Services (5.56%)
112,500	IHS, Inc., Cl A1	10,965,266	12,845,250
197,000	Verisk Analytics, Inc., Cl A1	9,340,895	12,797,120

		20,306,161	25,642,370

Total Industrials		44,161,452	53,952,876

Information Technology (39.47%)
	Application Software (12.92%)
127,150	ANSYS, Inc.[1]	4,076,156	11,001,018
176,000	Citrix Systems, Inc.[1]	12,270,091	12,427,360
58,300	FactSet Research Systems, Inc.	4,298,127	6,360,530
307,500	Guidewire Software, Inc.[1]	8,271,747	14,486,325
347,208	RealPage, Inc.[1]	6,251,614	8,041,337
140,500	salesforce.com, inc.[1]	4,275,457	7,293,355

		39,443,192	59,609,925
	Internet Software & Services (11.51%)
409,000	Angie’s List, Inc.[1]	8,176,810	9,202,500
65,000	CoStar Group, Inc.[1]	2,423,817	10,913,500
26,000	LinkedIn Corp., Cl A1	4,610,525	6,397,560
181,500	Pandora Media, Inc.[1]	4,402,013	4,561,095
155,042	Shutterstock, Inc.[1]	6,199,441	11,274,654
212,963	Xoom Corporation[1]	3,407,408	6,774,353
47,000	Zillow, Inc., Cl A1	2,633,601	3,965,390

		31,853,615	53,089,052
	IT Consulting & Other Services (8.90%)
511,100	Acxiom Corp.1	8,646,513	14,510,129
55,500	Equinix, Inc.[1,4]	2,244,297	10,192,575
272,144	Gartner, Inc.[1]	5,865,973	16,328,640

		16,756,783	41,031,344
	Semiconductors (0.90%)
110,000	Mellanox Technologies Ltd.[1,2]	4,973,258	4,175,600

20	See Notes to Financial Statements.

September 30, 2013	Baron Opportunity Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2013

Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)
	Systems Software (5.24%)
19,886	FireEye, Inc.1	$397,720	$825,866
170,500	Fortinet, Inc.1	3,822,609	3,454,330
102,500	Imperva, Inc.1	4,001,918	4,307,050
183,000	Red Hat, Inc.[1]	9,472,920	8,443,620
100,000	Tableau Software, Inc., Cl A1	3,100,000	7,124,000

		20,795,167	24,154,866

Total Information Technology		113,822,015	182,060,787

Materials (4.09%)
	Construction Materials (1.78%)
179,569	CaesarStone Sdot-Yam Ltd.[1,2]	4,169,508	8,202,712

	Fertilizers & Agricultural Chemicals (0.31%)
718,202	Agrinos AS (Mexico)[1,2,5]	5,190,410	1,433,239

	Metal & Glass Containers (2.00%)
461,206	Berry Plastics Group, Inc.[1]	8,210,392	9,210,284

Total Materials		17,570,310	18,846,235

Telecommunication Services (2.62%)
	Wireless Telecommunication Services (2.62%)
150,000	SBA Communications Corp., Cl A1	2,401,920	12,069,000

Total Common Stocks		310,602,395	453,678,299

Private Equity Investments (0.33%)

Health Care (0.33%)
	Health Care Technology (0.33%)
248,486	Castlight Health, Inc.[1,3,4,6]	1,500,001	1,500,001

Principal
Amount		Cost	Value

Short Term Investments (1.56%)

$7,213,387	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2013, 0.00% due 10/1/2013; Proceeds at maturity - $7,213,387; (Fully collateralized by $7,710,000 U.S. Treasury Note, 1.75% due 5/15/2022; Market value - $7,361,847)[5]	$7,213,387	$7,213,387

Total Investments (100.25%)		$319,315,783	462,391,687

Liabilities Less Cash and Other Assets (-0.25%)			(1,145,978)

Net Assets			$461,245,709

Retail Shares (Equivalent to $19.26 per share based on 18,687,144 shares outstanding)			$359,906,481

Institutional Shares (Equivalent to $19.49 per share based on 5,200,370 shares outstanding)			$101,339,228

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]
At September 30, 2013, the market value of restricted and fair valued securities amounted to $1,500,001 or 0.33% of net assets. None of these securities are deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	21

Baron Fifth Avenue Growth Fund	September 30, 2013

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2013

Shares		Cost	Value
Common Stocks (96.38%)
Consumer Discretionary (29.58%)
	Advertising (1.32%)
16,960	Omnicom Group, Inc.	$744,802	$1,075,942

	Apparel, Accessories & Luxury Goods (2.67%)
13,244	Ralph Lauren Corp.	2,107,029	2,181,684

	Broadcasting (3.21%)
17,789	Liberty Media Corp.[1]	1,053,200	2,617,651

	Casinos & Gaming (7.92%)
42,071	Las Vegas Sands Corp.	2,236,255	2,794,356
23,175	Wynn Resorts Ltd.	2,745,411	3,661,882

		4,981,666	6,456,238

	Internet Retail (8.64%)
10,762	Amazon.com, Inc.[1]	1,650,694	3,364,632
3,641	priceline.com, Inc.[1]	2,100,984	3,680,869

		3,751,678	7,045,501

	Restaurants (5.82%)
34,380	Starbucks Corp.	1,886,500	2,646,229
29,487	YUM! Brands, Inc.	1,685,862	2,105,077

		3,572,362	4,751,306

Total Consumer Discretionary		16,210,737	24,128,322

Consumer Staples (1.40%)
	Hypermarkets & Super Centers (1.40%)
9,954	Costco Wholesale Corp.	641,343	1,145,904

Energy (3.66%)
	Oil & Gas Equipment & Services (1.99%)
54,133	Frank’s International NV1,2	1,190,926	1,620,201

	Oil & Gas Storage & Transportation (1.67%)
36,240	Golar LNG Ltd.[2]	1,448,665	1,365,161

Total Energy		2,639,591	2,985,362

Financials (9.89%)
	Asset Management & Custody Banks (1.46%)
16,525	T. Rowe Price Group, Inc.	1,247,956	1,188,643

	Diversified Real Estate Activities (2.92%)
63,653	Brookfield Asset
	Management, Inc., Cl A2	1,981,357	2,380,622

	Real Estate Operating Companies (0.09%)
3,981	Brookfield Property Partners LP2	86,170	77,152

	Specialized Finance (5.42%)
243,780	BM&FBOVESPA SA (Brazil)[2]	1,397,884	1,361,727
41,355	CME Group, Inc.	2,291,930	3,055,308

		3,689,814	4,417,035

Total Financials		7,005,297	8,063,452

Shares		Cost	Value
Common Stocks (continued)
Health Care (4.23%)
	Life Sciences Tools & Services (4.23%)
42,692	Illumina, Inc.[1]	$1,663,348	$3,450,794

Industrials (4.53%)
	Research & Consulting Services (2.43%)
30,503	Verisk Analytics, Inc., Cl A1	1,203,478	1,981,475

	Trading Companies & Distributors (2.10%)
34,133	Fastenal Co.	885,614	1,715,183

Total Industrials		2,089,092	3,696,658

Information Technology (39.11%)
	Application Software (2.29%)
26,414	Citrix Systems, Inc.[1]	1,688,832	1,865,093

	Computer Hardware (4.64%)
7,939	Apple, Inc.	2,186,665	3,784,918

	Data Processing & Outsourced Services (7.60%)
4,043	MasterCard, Inc., Cl A	1,334,753	2,720,050
18,230	Visa, Inc., Cl A	1,816,915	3,483,753

		3,151,668	6,203,803

	Internet Software & Services (16.93%)
43,884	eBay, Inc. [1]	2,234,696	2,448,288
111,485	Facebook Inc., Cl A1	3,031,293	5,601,007
5,019	Google, Inc., Cl A1	2,516,888	4,396,192
5,533	LinkedIn Corp., Cl A1	412,105	1,361,450

		8,194,982	13,806,937

	IT Consulting & Other Services (1.91%)
8,473	Equinix, Inc.[1,3]	610,073	1,556,066

	Semiconductor Equipment (3.53%)
29,187	ASML Holding N.V.[2]	1,960,743	2,882,508

	Systems Software (2.21%)
3,460	FireEye, Inc.[1]	69,200	143,694
35,917	Red Hat, Inc.[1]	1,795,740	1,657,210

		1,864,940	1,800,904

Total Information Technology		19,657,903	31,900,229

Materials (3.98%)
	Fertilizers & Agricultural Chemicals (3.98%)
31,138	Monsanto Co.	2,550,437	3,249,873

Total Common Stocks		52,457,748	78,620,594

22	See Notes to Financial Statements.

September 30, 2013	Baron Fifth Avenue Growth Fund

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2013

Principal Amount		Cost	Value
Short Term Investments (4.08%)
$3,330,511	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2013, 0.00% due 10/1/2013; Proceeds at maturity - $3,330,511; (Fully collateralized by $3,485,000 U.S. Treasury Note, 2.00% due 2/15/2022; Market value - $3,397,875)[4]	$3,330,511	$3,330,511

Total Investments (100.46%)		$55,788,259	81,951,105

Liabilities Less Cash and Other Assets (-0.46%)			(376,793)

Net Assets			$81,574,312

Retail Shares (Equivalent to $14.42 per share based on 3,311,540 shares outstanding)			$47,745,854

Institutional Shares (Equivalent to $14.53 per share based on 2,328,660 shares outstanding)			$33,828,458

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	23

Baron Funds	September 30, 2013

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2013

				Baron	Baron Fifth
	Baron Asset	Baron Growth	Baron Small	Opportunity	Avenue Growth
	Fund	Fund	Cap Fund	Fund	Fund

Assets:
Investments in securities, at value*
Unaffiliated investments	$2,536,396,664	$7,346,482,084	$5,092,336,363	$462,391,687	$81,951,105
“Affiliated” investments	—	273,149,749	296,986,942	—	—

Total investments in securities, at value	2,536,396,664	7,619,631,833	5,389,323,305	462,391,687	81,951,105
Foreign currency, at value†	—	34	—	30	16,178
Cash	—	—	3,108,571	—	—
Receivable for securities sold	5,994,390	32,585,611	16,296,098	274,036	—
Receivable for shares sold	2,149,901	26,258,783	5,094,384	649,732	343,317
Dividends and interest receivable	330,000	1,858,984	1,532,700	—	13,077
Prepaid expenses	14,145	39,037	29,073	2,651	464

	2,544,885,100	7,680,374,282	5,415,384,131	463,318,136	82,324,141

Liabilities:
Payable for shares redeemed	9,836,393	28,834,645	11,782,737	333,805	3,559
Payable for securities purchased	4,474,050	29,977,759	1,277,250	1,625,989	687,288
Investment advisory fees payable (Note 4)	584	568	991	62	956
Distribution fees payable (Note 4)	108	898	803	420	596
Accrued expenses and other payables	278,158	673,978	496,187	112,151	57,430

	14,589,293	59,487,848	13,557,968	2,072,427	749,829

Net Assets	$2,530,295,807	$7,620,886,434	$5,401,826,163	$461,245,709	$81,574,312

Net Assets consist of:
Paid-in capital	$969,720,214	$3,469,458,662	$2,821,194,263	$292,750,673	$57,711,951
Undistributed (accumulated) net investment income (loss)	(12,883,037)	2,556,793	(13,618,537)	—	1,499
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	222,222,152	172,523,799	200,754,334	25,419,132	(2,302,296)
Net unrealized appreciation on investments and foreign currency translations	1,351,236,478	3,976,347,180	2,393,496,103	143,075,904	26,163,158

Net Assets	$2,530,295,807	$7,620,886,434	$5,401,826,163	$461,245,709	$81,574,312

Retail Shares:
Net Assets	$2,024,244,703	$4,644,216,417	$3,626,126,267	$359,906,481	$47,745,854

Shares Outstanding ($0.01 par value; indefinite shares authorized)	32,985,342	67,635,795	110,461,196	18,687,144	3,311,540

Net Asset Value Per Share	$61.37	$68.67	$32.83	$19.26	$14.42

Institutional Shares:
Net Assets	$506,051,104	$2,976,670,017	$1,775,699,896	$101,339,228	$33,828,458

Shares Outstanding ($0.01 par value; indefinite shares authorized)	8,136,253	42,943,994	53,484,201	5,200,370	2,328,660

Net Asset Value Per Share	$62.20	$69.32	$33.20	$19.49	$14.53

*Investments in securities, at cost:
Unaffiliated investments	$1,185,160,186	$3,510,352,217	$2,715,113,624	$319,315,783	$55,788,259
“Affiliated” investments	—	132,932,436	280,713,578	—	—

Total investments in securities, at cost	$1,185,160,186	$3,643,284,653	$2,995,827,202	$319,315,783	$55,788,259

†Foreign currency, at cost:	$—	$34	$—	$30	$15,865

24	See Notes to Financial Statements.

September 30, 2013	Baron Funds

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2013

				Baron	Baron Fifth
	Baron Asset	Baron Growth	Baron Small	Opportunity	Avenue Growth
	Fund	Fund	Cap Fund	Fund	Fund

Investment income:
Income:
Dividends — unaffiliated investments	$16,176,408	$67,390,145	$36,501,967	$1,250,368	$991,518
Dividends — “affiliated” investments	—	3,842,720	4,824,744	—	—
Interest	2,306	18,451	11,741	409	90
Securities lending income	—	409,090	—	149,890	—
Miscellaneous Income	141	176,472	674,916	25	4
Foreign taxes withheld on dividends	(168,510)	(654,120)	(99,319)	—	(36,013)

Total income	16,010,345	71,182,758	41,914,049	1,400,692	955,599

Expenses:
Investment advisory fees (Note 4)	23,035,967	64,868,574	47,190,759	4,011,487	601,607
Distribution fees — Retail Shares (Note 4)	4,722,072	10,509,315	8,272,773	800,746	99,733
Shareholder servicing agent fees and expenses — Retail Shares	557,634	688,935	460,660	127,912	33,912
Shareholder servicing agent fees and expenses — Institutional Shares	32,053	148,036	100,775	18,817	11,333
Reports to shareholders	489,890	1,422,300	1,261,620	147,220	5,388
Custodian and fund accounting fees	96,189	370,380	268,338	42,745	32,947
Registration and filing fees	82,437	135,435	123,795	52,778	44,760
Trustee fees and expenses	65,077	175,624	130,210	11,107	1,766
Professional fees	55,235	141,421	110,380	46,874	43,313
Insurance expense	44,041	120,053	84,123	6,850	1,073
Administration fees	26,610	26,562	26,646	26,636	26,504
Line of credit fees	19,883	56,118	41,542	3,641	571
Miscellaneous expenses	1,208	1,146	1,290	1,240	1,219

Total operating expenses	29,228,296	78,663,899	58,072,911	5,298,053	904,126
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	—	—	—	—	(67,961)
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	—	—	—	—	(34,556)

Net expenses	29,228,296	78,663,899	58,072,911	5,298,053	801,609

Net investment income (loss)	(13,217,951)	(7,481,141)	(16,158,862)	(3,897,361)	153,990

Realized and unrealized gain (loss) on investments:
Net realized gain on investments sold — unaffiliated investments	227,229,894	139,126,125	233,682,075	37,266,911	683,645
Net realized gain (loss) on investments sold — “affiliated” investments	—	93,416,459	(1,390,554)	—	—
Net realized loss on foreign currency transactions	—	(83,739)	—	—	(1)
Net change in unrealized appreciation (depreciation) of:
Investments — unaffiliated investments	339,079,430	1,459,870,659	987,971,634	59,557,868	13,352,054
Investments — “affiliated” investments	—	77,776,296	23,776,740	—	—
Foreign currency translations	—	—	—	(2)	496

Net gain on investments	566,309,324	1,770,105,800	1,244,039,895	96,824,777	14,036,194

Net increase in net assets resulting from operations	$553,091,373	$1,762,624,659	$1,227,881,033	$92,927,416	$14,190,184

See Notes to Financial Statements.	25

Baron Funds	September 30, 2013

STATEMENTS OF CHANGES IN NET ASSETS

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund

	For the Year	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012	2013	2012

Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(13,217,951)	$(5,298,482)	$(7,481,141)	$29,532,484	$(16,158,862)	$(28,163,079)
Net realized gain	227,229,894	171,302,435	232,458,845	496,304,897	232,291,521	120,253,523
Net change in unrealized appreciation	339,079,430	339,828,168	1,537,646,955	910,961,246	1,011,748,374	842,563,581

Increase in net assets resulting from operations	553,091,373	505,832,121	1,762,624,659	1,436,798,627	1,227,881,033	934,654,025

Distributions to shareholders from:
Net investment income — Retail Shares	—	—	(12,533,076)	—	—	—
Net investment income — Institutional Shares	—	—	(11,933,611)	—	—	—
Net realized gain on investments — Retail Shares	(129,310,772)	(295,295,363)	(375,799,461)	(70,607,923)	(92,464,987)	(62,711,476)
Net realized gain on investments — Institutional Shares	(25,794,972)	(44,957,997)	(169,259,302)	(22,801,280)	(34,510,450)	(11,933,831)

Decrease in net assets from distributions to shareholders	(155,105,744)	(340,253,360)	(569,525,450)	(93,409,203)	(126,975,437)	(74,645,307)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	131,045,461	109,530,493	654,636,671	566,465,559	614,930,372	489,661,271
Proceeds from the sale of shares — Institutional Shares	133,712,633	150,113,893	853,401,704	487,130,832	582,343,790	596,291,795
Net asset value of shares issued in reinvestment of distributions — Retail Shares	126,783,536	287,463,007	373,656,477	68,478,826	90,937,921	60,742,912
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	24,440,596	43,162,313	171,740,557	20,899,104	31,050,332	10,446,810
Cost of shares redeemed — Retail Shares	(403,180,358)	(614,965,623)	(1,193,785,340)	(1,667,071,120)	(927,333,800)	(1,011,177,996)
Cost of shares redeemed — Institutional Shares	(112,821,144)	(122,336,233)	(252,634,937)	(371,034,342)	(283,831,422)	(173,712,082)

Increase (decrease) in net assets derived from capital share transactions	(100,019,276)	(147,032,150)	607,015,132	(895,131,141)	108,097,193	(27,747,290)

Net increase in net assets	297,966,353	18,546,611	1,800,114,341	448,258,283	1,209,002,789	832,261,428

Net Assets:
Beginning of year	2,232,329,454	2,213,782,843	5,820,772,093	5,372,513,810	4,192,823,374	3,360,561,946

End of year	$2,530,295,807	$2,232,329,454	$7,620,886,434	$5,820,772,093	$5,401,826,163	$4,192,823,374

Undistributed (accumulated) net investment income (loss) at end of year	$(12,883,037)	$(4,519,568)	$2,556,793	$28,443,178	$(13,618,537)	$(23,706,589)

Capital share transactions — Retail Shares
Shares sold	2,396,022	2,199,461	10,844,281	10,646,693	21,478,055	20,068,255
Shares issued in reinvestment of distributions	2,636,380	6,436,700	6,974,547	1,393,262	3,545,338	2,742,754
Shares redeemed	(7,517,071)	(12,448,237)	(20,185,602)	(31,051,472)	(32,481,534)	(41,265,891)

Net decrease	(2,484,669)	(3,812,076)	(2,366,774)	(19,011,517)	(7,458,141)	(18,454,882)

Capital share transactions — Institutional Shares
Shares sold	2,394,977	2,999,141	14,149,569	9,003,458	19,856,997	23,973,944
Shares issued in reinvestment of distributions	502,583	959,162	3,172,890	422,375	1,199,781	467,976
Shares redeemed	(2,119,149)	(2,460,749)	(4,143,374)	(6,819,618)	(9,723,456)	(7,033,105)

Net increase	778,411	1,497,554	13,179,085	2,606,215	11,333,322	17,408,815

26	See Notes to Financial Statements.

September 30, 2013	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Growth Fund

	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012

Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(3,897,361)	$(3,785,120)	$153,990	$(94,944)
Net realized gain	37,266,911	3,359,679	683,644	78,496
Net change in unrealized appreciation	59,557,866	64,111,020	13,352,550	10,248,835

Increase in net assets resulting from operations	92,927,416	63,685,579	14,190,184	10,232,387

Distributions to shareholders from:
Net realized gain on investments — Retail Shares	(5,021,225)	—	—	—
Net realized gain on investments — Institutional Shares	(900,337)	—	—	—

Decrease in net assets from distributions to shareholders	(5,921,562)	—	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	69,855,251	113,195,896	13,574,483	11,074,077
Proceeds from the sale of shares — Institutional Shares	41,958,614	30,456,183	13,686,963	14,217,880
Net asset value of shares issued in reinvestment of distributions — Retail Shares	4,934,553	—	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	752,126	—	—	—
Cost of shares redeemed — Retail Shares	(114,757,426)	(76,098,866)	(8,997,195)	(6,965,740)
Cost of shares redeemed — Institutional Shares	(23,368,614)	(12,263,787)	(4,630,037)	(8,416,478)

Increase (decrease) in net assets derived from capital share transactions	(20,625,496)	55,289,426	13,634,214	9,909,739

Net increase in net assets	66,380,358	118,975,005	27,824,398	20,142,126

Net Assets:
Beginning of year	394,865,351	275,890,346	53,749,914	33,607,788

End of year	$461,245,709	$394,865,351	$81,574,312	$53,749,914

Undistributed (accumulated) net investment income (loss) at end of year	$—	$(2,894,955)	$1,499	$(151,635)

Capital share transactions — Retail Shares
Shares sold	4,201,895	7,818,334	1,090,066	975,308
Shares issued in reinvestment of distributions	333,867	—	—	—
Shares redeemed	(7,141,887)	(5,266,282)	(723,933)	(638,620)

Net increase (decrease)	(2,606,125)	2,552,052	366,133	336,688

Capital share transactions — Institutional Shares
Shares sold	2,630,913	2,058,518	1,101,728	1,226,617
Shares issued in reinvestment of distributions	50,411	—	—	—
Shares redeemed	(1,445,085)	(840,607)	(362,188)	(769,582)

Net increase	1,236,239	1,217,911	739,540	457,035

See Notes to Financial Statements.	27

Baron Funds	September 30, 2013

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers six series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund. Baron Discovery Fund commenced investment operations on October 1, 2013 and, therefore, financial information is not included in this report.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies with market capitalizations between $1 billion and $15 billion that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates. Events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements have been evaluated for adjustment to or disclosure in the financial statements.

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses an outside pricing service which utilizes a systematic methodology to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Securities Transactions, Investment Income and Expense Allocation. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses of the Trust that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

c) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions include gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

September 30, 2013	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions, and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities, are generally treated as ordinary income for U.S. federal income tax purposes.

d) Securities Lending. The Funds may lend securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At September 30, 2013, the Funds did not have any securities on loan.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

f) Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds may be subject to foreign taxes on income and gains on investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which the Funds invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

g) Restricted Securities. The Funds may invest in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board.

h) Distributions to Shareholders. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, income from passive foreign investment corporations and wash sale losses deferred.

i) Commitments and Contingencies. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

j) Cash and Cash Equivalents. The Funds consider all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the year ended September 30, 2013 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$274,195,328	$525,090,838
Baron Growth Fund	603,061,127	613,621,643
Baron Small Cap Fund	930,539,486	958,051,828
Baron Opportunity Fund	279,717,341	300,749,559
Baron Fifth Avenue Growth Fund	27,718,358	15,033,298

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (“BCG”), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund and Baron Opportunity Fund equal to 1% per annum of the average daily net assets of the respective Funds. The Adviser receives a fee payable monthly from Baron Fifth Avenue Growth Fund equal to 0.90% per annum for daily net assets under $1 billion, 0.85% per annum for daily net assets greater than $1 billion but less than $2 billion and 0.80% per annum for daily net assets greater than $2 billion. For Baron Opportunity Fund and Baron Fifth Avenue Growth Fund, the Adviser has contractually agreed to reduce its fee, to the extent required to limit the net operating expense ratio (excluding portfolio transaction costs, interest, dividend and extraordinary expenses) to 1.50% and 1.30% of average daily net assets of the Retail Shares, and 1.25% and 1.05% of average daily net assets of the Institutional Shares, respectively.

b) Distribution Fees. Baron Capital, Inc. (“BCI”), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee pursuant to a distribution plan under 12b-1 of the 1940 Act, payable monthly equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees. Certain Trustees of the Trust may be deemed to be affiliated with, or interested persons (as defined by the 1940 Act) of the Funds, the Funds’ Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds’ officers received compensation from the Funds for their services as an officer.

d) Fund Accounting and Administration Fees. The Funds have entered into an agreement with State Street Bank and Trust Company (the “Custodian”) to perform accounting and certain administrative services. The Custodian is compensated for fund accounting services based on a percentage of the Funds’ net assets, subject to certain minimums plus fixed annual fees for the administrative services.

Baron Funds	September 30, 2013

NOTES TO FINANCIAL STATEMENTS (Continued)

5. LINE OF CREDIT

The Funds participate in a committed line of credit agreement with the Custodian to be used for temporary purposes, primarily for financing redemptions. Each Fund may borrow up to the lesser of $100 million or the maximum amount each Fund may borrow under the 1940 Act, the limitations included in each Fund’s prospectus, or any limit or restriction under any law or regulation to which each Fund is subject or any agreement to which each Fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the Funds may not exceed $100 million. Interest is charged to each Fund, based on its borrowings, at a rate per annum equal to the higher of the Federal Funds Rate or the Overnight Libor Rate plus a margin of 1.00%. A commitment fee of 0.12% per annum is incurred on the unused portion of the line of credit and is allocated to the participating Funds. During the year ended September 30, 2013, there were no loans outstanding under the line of credit.

6. RESTRICTED SECURITIES

At September 30, 2013, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2013, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
	Acquisition
Name of Issuer	Date(s)	Value
Private Equity Investments
Kerzner International Holdings Ltd., Cl A	9/27/2006	$11,752,000
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	21,168,668

Total Restricted Securities:
(Cost $86,581,904)† (1.30% of Net Assets)		$32,920,668

	Baron Growth Fund
	Acquisition
Name of Issuer	Date(s)	Value
Private Equity Investments
Castlight Health, Inc.	4/26/2012	$4,999,998
Kerzner International Holdings Ltd., Cl A	9/27/2006	16,724,000
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	7,125,521

Total Restricted Securities:
(Cost $87,630,996)† (0.38% of Net Assets)		$28,849,519

	Baron Small Cap Fund
	Acquisition
Name of Issuer	Date(s)	Value
Common Stocks
Viggle, Inc.	8/25/2011, 4/27/2012	$1,654,546
Private Equity Investments
Kerzner International Holdings Ltd., Cl A	9/27/2006	7,910,000
SFX Holding Corporation	6/6/2012, 10/29/2012	12,500,000
Warrants
Viggle, Inc. Warrants, Callable, Exp 8/22/2014	8/25/2011	0
Viggle, Inc. Warrants, Non-Callable, Exp 4/27/2015	4/27/2012	38,182
Vitacost.com, Inc. Warrants, Exp 2/15/2016	2/17/2012	516,714

Total Restricted Securities:
(Cost $58,030,234)† (0.42%% of Net Assets)		$22,619,442

	Baron Opportunity Fund
	Acquisition
Name of Issuer	Date	Value
Private Equity Investments
Castlight Health, Inc.
(Cost $1,500,001) (0.33% of Net Assets)	4/26/2012	$1,500,001

† See Statements of Net Assets for cost of individual securities.

September 30, 2013	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•
Level 2 — prices determined using other significant inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•
Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
	Quoted Prices in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$2,481,186,318	$—	$—	$2,481,186,318
Private Equity Investments†	—	—	32,920,668	32,920,668
Short Term Investments	—	22,289,678	—	22,289,678

Total Investments	$2,481,186,318	$22,289,678	$32,920,668	$2,536,396,664

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2013. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the year ended September 30, 2013.

	Baron Growth Fund
	Quoted Prices in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$7,213,743,767	$103,894,032	$—	$7,317,637,799
Private Equity Investments†	—	—	28,849,519	28,849,519
Short Term Investments	—	273,144,515	—	273,144,515

Total Investments	$7,213,743,767	$377,038,547	$28,849,519	$7,619,631,833

$6,464,460 was transferred out of Level 1 into Level 2 at September 30, 2013 as a result of adjusting closing prices for a certain security (as described in Note 2a). It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

† See Statements of Net Assets for additional detailed categorizations.

Baron Funds	September 30, 2013

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Small Cap Fund
	Quoted Prices in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$5,219,284,639	$1,654,546	$—	$5,220,939,185
Private Equity Investments†	—	—	20,410,000	20,410,000
Warrants†	—	554,896	0	554,896
Short Term Investments	—	147,419,224	—	147,419,224

Total Investments	$5,219,284,639	$149,628,666	$20,410,000	$5,389,323,305

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2013. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the year ended September 30, 2013.

	Baron Opportunity Fund
	Quoted Prices in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$452,245,060	$1,433,239	$—	$453,678,299
Private Equity Investments†	—	—	1,500,001	1,500,001
Short Term Investments	—	7,213,387	—	7,213,387

Total Investments	$452,245,060	$8,646,626	$1,500,001	$462,391,687

$1,433,239 was transferred out of Level 1 into Level 2 at September 30, 2013 as a result of adjusting closing prices for a certain security (as described in Note 2a). It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Fifth Avenue Growth Fund
	Quoted Prices in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$78,620,594	$—	$—	$78,620,594
Short Term Investments	—	3,330,511	—	3,330,511

Total Investments	$78,620,594	$3,330,511	$—	$81,951,105

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2013. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the year ended September 30, 2013.

† See Statements of Net Assets for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
										Change in Net
										Unrealized
										Appreciation
										(Depreciation)
			Net	Net Change in						from Investments
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	still held at
Investments in	September 30,	Premiums/	Gain	Appreciation			Into	Out of	September 30,	September 30,
Securities	2012	Discounts	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	2013	2013
Private Equity Investments
Consumer
Discretionary	$8,944,000	$—	$—	$2,808,000	$—	$—	$—	$—	$11,752,000	$2,808,000
Financials	23,708,908	—	—	(2,540,240)	—	—	—	—	21,168,668	(2,540,240)

Total	$32,652,908	$—	$—	$267,760	$—	$—	$—	$—	$32,920,668	$267,760

September 30, 2013	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Growth Fund
										Change in Net
										Unrealized
										Appreciation
										(Depreciation)
			Net	Net Change in						from Investments
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	still held at
Investments in	September 30,	Premiums/	Gain	Appreciation			Into	Out of	September 30,	September 30,
Securities	2012	Discounts	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	2013	2013
Private Equity Investments
Consumer
Discretionary	$12,728,000	$—	$—	$3,996,000	$—	$—	$—	$—	$16,724,000	$3,996,000
Financials	7,980,583	—	—	(855,062)	—	—	—	—	7,125,521	(855,062)
Health Care	4,999,998	—	—	—	—	—	—	—	4,999,998	—
Utilities	21,845,000	—	(21,845,000)	—	—	0	—	—	—	—

Total	$47,553,581	$—	$(21,845,000)	$3,140,938	$—	$0	$—	$—	$28,849,519	$3,140,938

	Baron Small Cap Fund
										Change in Net
										Unrealized
										Appreciation
										(Depreciation)
			Net	Net Change in						from Investments
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	still held at
Investments in	September 30,	Premiums/	Gain	Appreciation			Into	Out of	September 30,	September 30,
Securities	2012	Discounts	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	2013	2013
Private Equity Investments
Consumer
Discretionary	$11,020,000	$—	$—	$4,390,000	$5,000,000	$—	$—	$—	$20,410,000	$4,390,000
Warrants
Unclassified	—	—	—	—	0	—	—	—	0	—

Total	$11,020,000	$—	$—	$4,390,000	$5,000,000	$—	$—	$—	$20,410,000	$4,390,000

	Baron Opportunity Fund
										Change in Net
										Unrealized
										Appreciation
										(Depreciation)
			Net	Net Change in						from Investments
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	still held at
Investments in	September 30,	Premiums/	Gain	Appreciation			Into	Out of	September 30,	September 30,
Securities	2012	Discounts	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	2013	2013
Private Equity Investments
Health Care	$1,500,001	$—	$—	$—	$—	$—	$—	$—	$1,500,001	$—
Utilities	2,500,001	—	(2,500,001)	—	—	0	—	—	—	—

Total	$4,000,002	$—	$(2,500,001)	$—	$—	$0	$—	$—	$1,500,001	$—

	Baron Fifth Avenue Growth Fund
										Change in Net
										Unrealized
										Appreciation
										(Depreciation)
			Net	Net Change in						from Investments
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	still held at
Investments in	September 30,	Premiums/	Gain	Appreciation			Into	Out of	September 30,	September 30,
Securities	2012	Discounts	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	2013	2013
Private Equity Investments
Utilities	$379,998	$—	$(379,998)	$—	$—	$0	$—	$—	$—	$—

Baron Funds	September 30, 2013

NOTES TO FINANCIAL STATEMENTS (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, income from passive foreign investment corporations and wash sale losses deferred. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

For the year ended September 30, 2013, the Funds recorded the following permanent reclassifications to reflect tax character. Reclassifications between income, gains and paid-in capital relate primarily to the tax treatment of net investment loss, foreign currency gains and losses and partnership basis adjustments. Results of operations and net assets were not affected by these reclassifications.

	Undistributed	Undistributed
	(Accumulated)	(Accumulated)
	Net Investment	Net Realized	Paid-In
Fund	Income (Loss)	Gain ( Loss)	Capital
Baron Asset Fund	$4,854,482	$(4,854,482)	$—
Baron Growth Fund	6,061,443	(6,061,443)	—
Baron Small Cap Fund	26,246,914	(26,246,914)	—
Baron Opportunity Fund	6,792,316	(6,792,316)	—
Baron Fifth Avenue Growth Fund	(856)	6,050	(5,194)

As of September 30, 2013, the components of net assets on a tax basis were as follows:

			Baron	Baron	Baron Fifth
	Baron Asset	Baron Growth	Small Cap	Opportunity	Avenue Growth
	Fund	Fund	Fund	Fund	Fund
Cost of investments	$1,185,206,286	$3,649,472,078	$3,000,747,851	$320,654,724	$55,825,169

Gross tax unrealized appreciation	1,405,844,821	4,040,797,864	2,497,876,392	147,842,641	26,452,458
Gross tax unrealized depreciation	(54,654,443)	(70,638,109)	(109,300,938)	(6,105,678)	(326,522)

Net tax unrealized appreciation	1,351,190,378	3,970,159,755	2,388,575,454	141,736,963	26,125,936
Net tax unrealized currency appreciation	—	—	—	—	312
Accumulated net investment income (loss)	—	14,680,650	—	14,059,367	—
Accumulated net realized gain	222,355,369	166,587,367	208,572,148	12,698,706	—
Qualified late year loss deferral	(12,970,154)	—	(16,515,702)	—	—
Capital loss carryforwards	—	—	—	—	(2,263,887)
Paid-in capital	969,720,214	3,469,458,662	2,821,194,263	292,750,673	57,711,951

Net Assets	$2,530,295,807	$7,620,886,434	$5,401,826,163	$461,245,709	$81,574,312

As of September 30, 2013, the Funds had capital loss carryforwards expiring as follows:

			Baron	Baron	Baron Fifth
	Baron Asset	Baron Growth	Small Cap	Opportunity	Avenue Growth
	Fund	Fund	Fund	Fund	Fund
September 30, 2018	$—	$—	$—	$—	$1,865,435
No expiration date	—	—	—	—	398,452

	$—	$—	$—	$—	$2,263,887

Capital loss carryforward utilized during the year ended September 30, 2013	$—	$—	$—	$—	$—

The tax character of distributions paid during the years ended September 30, 2013 and September 30, 2012 was as follows:

	Year Ended		Year Ended
	September 30, 2013		September 30, 2012

		Long Term		Long Term
Fund	Ordinary[1]	Capital Gain	Ordinary[1]	Capital Gain
Baron Asset Fund	$—	$155,105,744	$—	$340,253,360
Baron Growth Fund	24,466,687	545,058,763	—	93,409,203
Baron Small Cap Fund	—	126,975,437	—	74,645,307
Baron Opportunity Fund	—	5,921,562	—	—
Baron Fifth Avenue Growth Fund	—	—	—	—

[1] For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of the FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At September 30, 2013, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

September 30, 2013	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. New capital losses may now be carried forward indefinitely. Rules in effect prior to December 22, 2010 limited the carryforward period to eight years. Post-enactment capital loss carryforwards must be fully used before capital loss carryforwards generated prior to the enactment of the Act. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than all short-term as under previous rules.

9. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

			Sales	Net Change in
	Value at		Proceeds/	Unrealized			Shares Held at	Value at
	September 30,	Purchase	Return of	Appreciation	Realized	Dividend	September 30,	September 30,
Name of Issuer	2012	Cost	Capital	(Depreciation)	Gains/(Losses)	Income	2013	2013
“Affiliated” Company as of September 30, 2013:
Choice Hotels International, Inc.	$96,209,925	$—	$1,279,992	$34,963,992	$—	$389,171	3,007,500	$129,893,925
Vail Resorts, Inc.	115,631,487	3,502,344	—	24,121,993	—	1,598,549	2,064,800	143,255,824

	$211,841,412	$3,502,344	$1,279,992	$59,085,985	$—	$1,987,720		$273,149,749

No Longer an “Affiliated” Company as of September 30, 2013:
Ameristar Casinos, Inc.[2]	$35,600,000	$—	$53,000,000	$1,423,539	$15,976,461	$750,000	—	$—
Cymer, Inc.	82,501,165	—	152,022,068	(1,579,211)	71,100,114	—	—	—
DeVry, Inc.	74,539,000	—	17,571,244	18,845,983	6,339,884	1,105,000	2,688,273	82,153,623

	$192,640,165	$—	$222,593,312	$18,690,311	$93,416,459	$1,855,000		$82,153,623

BARON SMALL CAP FUND

			Sales	Net Change in
	Value at		Proceeds/	Unrealized			Shares Held at	Value at
	September 30,	Purchase	Return of	Appreciation	Realized	Dividend	September 30,	September 30,
Name of Issuer	2012	Cost	Capital	(Depreciation)	Gains/(Losses)	Income	2013	2013
“Affiliated” Company as of September 30, 2013:
BJ’s Restaurants, Inc.	$36,280,000	$32,265,623	$8,382,251	$(15,907,452)	$(1,175,920)	$—	1,500,000	$43,080,000
Bravo Brio Restaurant Group, Inc.	23,280,000	—	5,405,910	1,439,265	(438,355)	—	1,250,000	18,875,000
The Chefs’ Warehouse, Inc.	28,665,000	7,386,625	—	12,458,375	—	—	2,100,000	48,510,000
Del Frisco’s Restaurant Group, Inc.	—	33,733,221	—	(1,461,221)	—	—	1,600,000	32,272,000
Globe Specialty Metals, Inc.	60,880,000	—	—	760,000	—	1,525,000	4,000,000	61,640,000
The KEYW Holding Corp.	37,500,000	—	9,821,704	2,748,502	(164,298)	—	2,250,000	30,262,500
Susser Petroleum Partners LP	21,622,907	6,108,193	—	6,906,900	—	1,558,289	1,150,000	34,638,000
Viggle, Inc.	4,734,546	—	—	(3,080,000)	—	—	2,545,455	1,654,546
Viggle, Inc., Warrants, Callable, Exp 8/22/2014	180,000	—	—	(180,000)	—	—	2,000,000	—
Viggle, Inc., Warrants, Non-Callable, Exp 4/27/2015	—	—	—	38,182	—	—	545,455	38,182
Vitacost.com, Inc.	20,578,839	—	313,634	5,345,256	(110,461)	—	3,000,000	25,500,000
Vitacost.com, Inc. Warrants, Exp 2/15/2016	363,884	—	—	152,830	—	—	242,589	516,714

	$234,085,176	$79,493,662	$23,923,499	$9,220,637	$(1,889,034)	$3,083,289		$296,986,942

No Longer an “Affiliated” Company as of September 30, 2013:
Chesapeake Lodging Trust	$39,740,000	$—	$178,545	$7,518,545	$—	$1,741,455	2,000,000	$47,080,000
Mercury Systems, Inc.	18,585,000	—	2,322,294	1,156,073	(2,433,779)	—	1,500,000	14,985,000
Rogers Corp.	42,360,000	—	44,742,920	1,405,303	977,617	—	—	—
XPO Logistics, Inc.	14,688,000	—	21,118,824	4,476,182	1,954,642	—	—	—

	$115,373,000	$—	$68,362,583	$14,556,103	$498,480	$1,741,455		$62,065,000

[1]	An “Affiliated” company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the year ended September 30, 2013.
[2]	No longer an “Affiliated” company due to merger with Pinnacle Entertainment on August 14, 2013.

Baron Funds	September 30, 2013

FINANCIAL HIGHLIGHTS

BARON ASSET FUND
Selected data for a share outstanding throughout each year:

RETAIL SHARES	Year Ended September 30,

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Net asset value, beginning of year	$52.03	$49.00	$49.27	$43.62	$52.12	$66.57	$60.08	$56.52	$47.89	$40.05

Income (loss) from investment operations:
Net investment loss	(0.34)[1]	(0.14)[1]	(0.23)[1]	(0.28)[1]	(0.20)[1]	(0.29)[1]	(0.10)[1]	(0.27)	(0.46)	(0.43)
Net realized and unrealized gain (loss) on investments	13.44	10.94	0.73	5.93	(5.68)	(12.08)	11.27	6.64	12.08	8.27

Total from investment operations	13.10	10.80	0.50	5.65	(5.88)	(12.37)	11.17	6.37	11.62	7.84

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(3.76)	(7.77)	(0.77)	0.00	(2.62)	(2.08)	(4.68)	(2.81)	(2.99)	0.00

Total distributions	(3.76)	(7.77)	(0.77)	0.00	(2.62)	(2.08)	(4.68)	(2.81)	(2.99)	0.00

Net asset value, end of year	$61.37	$52.03	$49.00	$49.27	$43.62	$52.12	$66.57	$60.08	$56.52	$47.89

Total return	27.17%	24.65%	0.85%	12.95%	(9.88)%	(19.14)%	19.56%	11.54%	25.21%	19.58%

Ratios/Supplemental data:
Net assets (in millions), end of year	$2,024.2	$1,845.6	$1,924.9	$2,424.2	$2,652.6	$3,311.8	$4,468.0	$3,365.6	$2,687.4	$2,002.4

Ratio of operating expenses to average net assets	1.32%	1.33%	1.33%	1.32%	1.36%[2]	1.33%[2]	1.34%[2]	1.33%	1.34%	1.34%

Ratio of net investment loss to average net assets	(0.62)%	(0.28)%	(0.41)%	(0.61)%	(0.54)%	(0.49)%	(0.17)%	(0.49)%	(0.91)%	(0.90)%

Portfolio turnover rate	12.04%	13.11%	23.89%	13.04%	14.67%	16.02%	13.39%	21.87%	11.47%	19.57%

INSTITUTIONAL SHARES	Year Ended September 30,

	2013	2012	2011	2010	2009[3]
Net asset value, beginning of year	$52.55	$49.30	$49.43	$43.65	$37.38

Income (loss) from investment operations:
Net investment income (loss)	(0.21)[1]	0.01 [1]	(0.10)[1]	(0.15)[1]	(0.05)[1]
Net realized and unrealized gain on investments	13.62	11.01	0.74	5.93	6.32

Total from investment operations	13.41	11.02	0.64	5.78	6.27

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(3.76)	(7.77)	(0.77)	0.00	0.00

Total distributions	(3.76)	(7.77)	(0.77)	0.00	0.00

Net asset value, end of year	$62.20	$52.55	$49.30	$49.43	$43.65

Total return	27.51%	24.99%	1.14%	13.24%	16.77%[4]

Ratios/Supplemental data:
Net assets (in millions), end of year	$506.1	$386.7	$288.9	$242.8	$82.3

Ratio of operating expenses to average net assets	1.05%	1.06%	1.06%	1.06%	1.16%[5]

Ratio of net investment income (loss) to average net assets	(0.38)%	0.02%	(0.18)%	(0.33)%	(0.39)%[5]

Portfolio turnover rate	12.04%	13.11%	23.89%	13.04%	14.67%

[1]	Based on average shares outstanding.
[2]	Benefit of expense reduction rounds to less than 0.01%.
[3]	For the period May 29, 2009 (commencement of operations) to September 30, 2009.
[4]	Not Annualized.
[5]	Annualized.

36	See Notes to Financial Statements.

September 30, 2013	Baron Funds

FINANCIAL HIGHLIGHTS

BARON GROWTH FUND
Selected data for a share outstanding throughout each year:

RETAIL SHARES	Year Ended September 30,

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Net asset value, beginning of year	$58.19	$46.18	$44.37	$39.00	$41.69	$54.55	$47.23	$45.96	$38.92	$32.65

Income (loss) from investment operations:
Net investment income (loss)	(0.12)[1]	0.20 [1]	(0.29)[1]	(0.34)[1]	(0.18)[1]	(0.28)[1]	(0.25)[1]	(0.29)	(0.29)	(0.30)
Net realized and unrealized gain (loss) on investments	16.37	12.64	2.10	5.71	(2.47)	(10.07)	10.11	3.61	7.33	6.57

Total from investment operations	16.25	12.84	1.81	5.37	(2.65)	(10.35)	9.86	3.32	7.04	6.27

Less distributions to shareholders from:
Net investment income	(0.18)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(5.59)	(0.83)	0.00	0.00	(0.04)	(2.51)	(2.54)	(2.05)	0.00	0.00

Total distributions	(5.77)	(0.83)	0.00	0.00	(0.04)	(2.51)	(2.54)	(2.05)	0.00	0.00

Net asset value, end of year	$68.67	$58.19	$46.18	$44.37	$39.00	$41.69	$54.55	$47.23	$45.96	$38.92

Total return	30.76%	28.12%	4.08%	13.77%	(6.34)%	(19.78)%	21.41%	7.36%	18.09%	19.20%

Ratios/Supplemental data:
Net assets (in millions), end of year	$4,644.2	$4,073.5	$4,110.8	$4,842.8	$5,034.5	$5,615.0	$7,075.9	$5,315.8	$5,005.1	$3,135.6

Ratio of operating expenses to average net assets	1.30%	1.32%	1.32%	1.32%	1.35%[2]	1.32%[2]	1.31%[2]	1.31%	1.31%	1.33%

Ratio of net investment income (loss) to average net assets	(0.20)%	0.38%	(0.56)%	(0.80)%	(0.56)%	(0.59)%	(0.49)%	(0.61)%	(0.73)%	(0.89)%

Portfolio turnover rate	9.63%	13.70%	13.51%	16.12%	26.65%	25.97%	21.37%	21.27%	15.50%	27.15%

INSTITUTIONAL SHARES	Year Ended September 30,

	2013	2012	2011	2010	2009[3]
Net asset value, beginning of year	$58.70	$46.46	$44.52	$39.03	$33.71

Income (loss) from investment operations:
Net investment income (loss)	0.02 [1]	0.45 [1]	(0.17)[1]	(0.22)[1]	(0.04)[1]
Net realized and unrealized gain on investments	16.52	12.62	2.11	5.71	5.36

Total from investment operations	16.54	13.07	1.94	5.49	5.32

Less distributions to shareholders from:
Net investment income	(0.33)	0.00	0.00	0.00	0.00
Net realized gain on investments	(5.59)	(0.83)	0.00	0.00	0.00

Total distributions	(5.92)	(0.83)	0.00	0.00	0.00

Net asset value, end of year	$69.32	$58.70	$46.46	$44.52	$39.03

Total return	31.10%	28.45%	4.36%	14.07%	15.78%[4]

Ratios/Supplemental data:
Net assets (in millions), end of year	$2,976.7	$1,747.3	$1,261.8	$728.9	$238.7

Ratio of operating expenses to average net assets	1.05%	1.06%	1.06%	1.06%	1.13%[5]

Ratio of net investment income (loss) to average net assets	0.04%	0.83%	(0.33)%	(0.53)%	(0.29)%[5]

Portfolio turnover rate	9.63%	13.70%	13.51%	16.12%	26.65%

[1]	Based on average shares outstanding.
[2]	Benefit of expense reduction rounds to less than 0.01%.
[3]	For the period May 29, 2009 (commencement of operations) to September 30, 2009.
[4]	Not Annualized.
[5]	Annualized.

See Notes to Financial Statements.	37

Baron Funds	September 30, 2013

FINANCIAL HIGHLIGHTS

BARON SMALL CAP FUND
Selected data for a share outstanding throughout each year:

RETAIL SHARES	Year Ended September 30,

	2013	2012	2011	2010	2009		2008	2007	2006	2005	2004
Net asset value, beginning of year	$26.14	$20.84	$20.90	$17.96	$18.70		$25.47	$23.59	$23.08	$19.18	$17.26

Income (loss) from investment operations:
Net investment loss	(0.12)[1]	(0.19)[1]	(0.15)[1]	(0.06)[1]	(0.13)[1]		(0.09)[1]	(0.02)[1]	(0.18)	(0.10)	(0.15)
Net realized and unrealized gain (loss) on investments	7.61	5.96	0.09 [2]	3.00	(0.61)		(5.01)	4.96	1.43	4.55	2.07

Total from investment operations	7.49	5.77	(0.06)	2.94	(0.74)		(5.10)	4.94	1.25	4.45	1.92

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(0.80)	(0.47)	0.00	0.00	(0.00	)3	(1.67)	(3.06)	(0.74)	(0.55)	0.00

Total distributions	(0.80)	(0.47)	0.00	0.00	(0.00)		(1.67)	(3.06)	(0.74)	(0.55)	0.00

Net asset value, end of year	$32.83	$26.14	$20.84	$20.90	$17.96		$18.70	$25.47	$23.59	$23.08	$19.18

Total return	29.51%	28.09%	(0.29)%	16.37%	(3.95)%		(21.44)%	22.54%	5.52%	23.56%	11.12%

Ratios/Supplemental data:
Net assets (in millions), end of year	$3,626.1	$3,081.8	$2,842.0	$3,032.0	$2,719.4		$2,871.6	$3,522.4	$2,921.7	$2,828.6	$1,782.1

Ratio of operating expenses to average net assets	1.31%	1.31%	1.31%	1.31%	1.34%[4]		1.32%[4]	1.31%[4]	1.33%	1.33%	1.33%

Ratio of net investment loss to average net assets	(0.42)%	(0.76)%	(0.63)%	(0.30)%	(0.86)%		(0.42)%	(0.09)%	(0.73)%	(0.48)%	(0.88)%

Portfolio turnover rate	20.35%	28.02%	32.81%	27.22%	35.83%		41.52%	36.51%	39.99%	24.68%	32.92%

INSTITUTIONAL SHARES	Year Ended September 30,

	2013	2012	2011	2010	2009[5]
Net asset value, beginning of year	$26.36	$20.96	$20.97	$17.97	$15.52

Income (loss) from investment operations:
Net investment loss	(0.05)[1]	(0.13)[1]	(0.10)[1]	(0.03)[1]	(0.04)[1]
Net realized and unrealized gain on investments	7.69	6.00	0.09 [2]	3.03	2.49

Total from investment operations	7.64	5.87	(0.01)	3.00	2.45

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(0.80)	(0.47)	0.00	0.00	0.00

Total distributions	(0.80)	(0.47)	0.00	0.00	0.00

Net asset value, end of year	$33.20	$26.36	$20.96	$20.97	$17.97

Total return	29.85%	28.41%	(0.05)%	16.69%	15.79%[6]

Ratios/Supplemental data:
Net assets (in millions), end of year	$1,775.7	$1,111.0	$518.6	$261.1	$89.4

Ratio of operating expenses to average net assets	1.05%	1.05%	1.06%	1.06%	1.16%[7]

Ratio of net investment loss to average net assets	(0.16)%	(0.53)%	(0.42)%	(0.15)%	(0.75)%[7]

Portfolio turnover rate	20.35%	28.02%	32.81%	27.22%	35.83%

[1]	Based on average shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.
[3]	Less than $0.01 per share.
[4]	Benefit of expense reduction rounds to less than 0.01%.
[5]	For the period May 29, 2009 (commencement of operations) to September 30, 2009.
[6]	Not Annualized.
[7]	Annualized.

38	See Notes to Financial Statements.

September 30, 2013	Baron Funds

FINANCIAL HIGHLIGHTS

BARON OPPORTUNITY FUND
Selected data for a share outstanding throughout each year:

RETAIL SHARES	Year Ended September 30,

	2013		2012		2011		2010		2009		2008		2007		2006	2005	2004
Net asset value, beginning of year	$15.61		$12.83		$12.76		$10.61		$9.90		$13.01		$10.05		$9.16	$7.58	$6.48

Income (loss) from investment operations:
Net investment loss	(0.17	)1	(0.17	)1	(0.16	)1	(0.13	)1	(0.08	)1	(0.09	)1	(0.07	)1	(0.03)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investments	4.06		2.95		0.23		2.28		0.79		(3.02)		3.03		0.92	1.66	1.18

Total from investment operations	3.89		2.78		0.07		2.15		0.71		(3.11)		2.96		0.89	1.57	1.08

Less distributions to shareholders from:
Net investment income	0.00		0.00		0.00		0.00		0.00		0.00		0.00		0.00	0.00	0.00
Net realized gain on investments	(0.24)		0.00		0.00		0.00		0.00		0.00		0.00		0.00	0.00	0.00

Total distributions	(0.24)		0.00		0.00		0.00		0.00		0.00		0.00		0.00	0.00	0.00

Redemption fees added to paid-in capital	0.00		0.00		0.00		0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.00 [2]	0.01	0.02

Net asset value, end of year	$19.26		$15.61		$12.83		$12.76		$10.61		$9.90		$13.01		$10.05	$9.16	$7.58

Total return	25.39%		21.67%		0.55%		20.26%		7.17%		(23.90)%		29.45%[4]		9.72%	20.84%[4]	16.98%[4]

Ratios/Supplemental data:
Net assets (in millions), end of year	$359.9		$332.4		$240.4		$214.4		$142.7		$154.4		$198.0		$145.4	$145.7	$133.9

Ratio of operating expenses to average net assets	1.37%		1.39%		1.41%		1.44%		1.50%		1.42%		1.43%		1.45%	1.52%	1.56%
Less: Reimbursement of expenses by Adviser and/or offsets	0.00%		0.00%		0.00%		0.00%		0.00%[6]		0.00%[6]		(0.01)%		0.00%	(0.02)%	(0.06)%

Ratio of net operating expenses to average net assets	1.37%		1.39%		1.41%		1.44%		1.50%		1.42%		1.42%		1.45%	1.50%	1.50%

Ratio of net investment loss to average net assets	(1.02)%		(1.16)%		(1.11)%		(1.08)%		(1.00)%		(0.79)%		(0.61)%		(0.26)%	(1.01)%	(1.25)%

Portfolio turnover rate	70.44%		88.56%		65.43%		76.44%		68.09%		61.44%		46.20%		67.25%	83.64%	86.35%

INSTITUTIONAL SHARES	Year Ended September 30,

	2013	2012	2011	2010	2009[7]
Net asset value, beginning of year	$15.75	$12.91	$12.80	$10.62	$8.88

Income (loss) from investment operations:
Net investment loss	(0.13)[1]	(0.13)[1]	(0.12)[1]	(0.10)[1]	(0.02)[1]
Net realized and unrealized gain on investments	4.11	2.97	0.23	2.28	1.76

Total from investment operations	3.98	2.84	0.11	2.18	1.74

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(0.24)	0.00	0.00	0.00	0.00

Total distributions	(0.24)	0.00	0.00	0.00	0.00

Redemption fees added to paid-in capital	0.00	0.00	0.00	0.00 [2]	0.00

Net asset value, end of year	$19.49	$15.75	$12.91	$12.80	$10.62

Total return	25.74%	22.00%	0.86%	20.53%	19.59%[3,4]

Ratios/Supplemental data:
Net assets (in millions), end of year	$101.3	$62.5	$35.5	$25.5	$10.9

Ratio of operating expenses to average net assets	1.11%	1.13%	1.14%	1.18%	1.37%[5]
Less: Reimbursement of expenses by Adviser and/or offsets	0.00%	0.00%	0.00%	0.00%	(0.12)%[5]

Ratio of net operating expenses to average net assets	1.11%	1.13%	1.14%	1.18%	1.25%[5]

Ratio of net investment loss to average net assets	(0.79)%	(0.90)%	(0.84)%	(0.83)%	(0.74)%[5]

Portfolio turnover rate	70.44%	88.56%	65.43%	76.44%	68.09%

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]	Not Annualized.
[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]	Annualized.
[6]	Benefit of expense reduction rounds to less than 0.01%.
[7]	For the period May 29, 2009 (commencement of operations) to September 30, 2009.

See Notes to Financial Statements.	39

Baron Funds	September 30, 2013

FINANCIAL HIGHLIGHTS

BARON FIFTH AVENUE GROWTH FUND
Selected data for a share outstanding throughout each year:

RETAIL SHARES	Year Ended September 30,

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004[1]
Net asset value, beginning of year	$11.83	$8.98	$9.21	$8.60	$10.38	$14.12	$12.22	$11.56	$9.89	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02 [2]	(0.03)[2]	(0.06)[2]	(0.03)[2]	0.03 [2]	0.00 [2,3]	(0.01)[2]	(0.02)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	2.57	2.88	(0.17)	0.66	(1.03)	(2.62)	1.91	0.68	1.72	(0.09)

Total from investment operations	2.59	2.85	(0.23)	0.63	(1.00)	(2.62)	1.90	0.66	1.67	(0.11)

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	(0.02)	(0.01)	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	0.00	0.00	0.00	0.00	(0.77)	(1.12)	0.00	0.00	0.00	0.00

Total distributions	0.00	0.00	0.00	(0.02)	(0.78)	(1.12)	0.00	0.00	0.00	0.00

Net asset value, end of year	$14.42	$11.83	$8.98	$9.21	$8.60	$10.38	$14.12	$12.22	$11.56	$9.89

Total return	21.89%[4]	31.74%[4]	(2.50)%[4]	7.38%[4]	(7.75)%[4]	(19.96)%[4]	15.55%	5.71%	16.89%[4]	(1.10)%[4,5]

Ratios/Supplemental data:
Net assets (in millions), end of year	$47.8	$34.8	$23.4	$29.0	$32.8	$58.2	$110.2	$123.3	$96.5	$49.3

Ratio of operating expenses to average net assets	1.47%	1.55%	1.59%	1.62%	1.69%	1.47%	1.36%	1.39%	1.49%	1.67%[6]
Less: Reimbursement of expenses by Adviser and/or offsets	(0.17)%	(0.25)%	(0.29)%	(0.25)%	(0.29)%	(0.07)%	0.00%[7]	0.00%	(0.09)%	(0.27)%[6]

Ratio of net operating expenses to average net assets	1.30%	1.30%	1.30%	1.37%	1.40%	1.40%	1.36%	1.39%	1.40%	1.40%[6]

Ratio of net investment income (loss) to average net assets	0.14%	(0.30)%	(0.55)%	(0.32)%	0.40%	(0.01)%	(0.08)%	(0.16)%	(0.58)%	(0.79)%[6]

Portfolio turnover rate	22.91%	79.07%	75.36%	57.67%	39.61%	39.59%	28.75%	105.77%	46.71%	7.58%[5]

INSTITUTIONAL SHARES	Year Ended September 30,

	2013	2012	2011	2010	2009[8]
Net asset value, beginning of year	$11.89	$9.00	$9.21	$8.61	$7.54

Income (loss) from investment operations:
Net investment income (loss)	0.05 [2]	(0.01)[2]	(0.03)[2]	(0.01)[2]	0.02 [2]
Net realized and unrealized gain (loss) on investments	2.59	2.90	(0.18)	0.66	1.05

Total from investment operations	2.64	2.89	(0.21)	0.65	1.07

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	(0.05)	0.00
Net realized gain on investments	0.00	0.00	0.00	0.00	0.00

Total distributions	0.00	0.00	0.00	(0.05)	0.00

Net asset value, end of year	$14.53	$11.89	$9.00	$9.21	$8.61

Total return	22.20%[4]	32.11%[4]	(2.28)%[4]	7.59%[4]	14.19%[4,5]

Ratios/Supplemental data:
Net assets (in millions), end of year	$33.8	$18.9	$10.2	$10.4	$9.5

Ratio of operating expenses to average net assets	1.18%	1.26%	1.31%	1.35%	1.61%[6]
Less: Reimbursement of expenses by Adviser and/or offsets	(0.13)%	(0.21)%	(0.26)%	(0.24)%	(0.46)%[6]

Ratio of net operating expenses to average net assets	1.05%	1.05%	1.05%	1.11%	1.15%[6]

Ratio of net investment income (loss) to average net assets	0.36%	(0.05)%	(0.30)%	(0.07)%	0.58%[6]

Portfolio turnover rate	22.91%	79.07%	75.36%	57.67%	39.61%

[1]	For the period April 30, 2004 (commencement of operations) to September 30, 2004.
[2]	Based on average shares outstanding.
[3]	Less than $0.01 per share.
[4]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[5]	Not Annualized.
[6]	Annualized.
[7]	Benefit of expense reduction rounds to less than 0.01%.
[8]	For the period May 29, 2009 (commencement of operations) to September 30, 2009.

40	See Notes to Financial Statements.

September 30, 2013	Baron Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Baron Investment Funds Trust

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Fifth Avenue Growth Fund (five of the portfolios constituting Baron Investment Funds Trust, hereafter referred to as the “Funds”) at September 30, 2013, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2013 by correspondence with the custodian, brokers, portfolio companies, and application of alternative procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 26, 2013

TAX INFORMATION (Unaudited)

The federal tax status of distributions paid by the Funds during the year ended September 30, 2013 are listed below.

During the fiscal year ended September 30, 2013, the Funds’ distributions to shareholders included:

	Ordinary	Long-Term
Fund	Income[1,3]	Capital Gains[2,3]
Baron Asset Fund	$—	$155,105,744
Baron Growth Fund	24,466,687	545,058,763
Baron Small Cap Fund	—	126,975,437
Baron Opportunity Fund	—	5,921,562
Baron Fifth Avenue Growth Fund	—	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.
[2]	Long-term capital gains are subject to a maximum allowable rate of 20% for individuals pursuant to The American Taxpayer Relief Act of 2012.
[3]	Under the Patient Protection and Affordable Care Act, higher income taxpayers must pay a 3.8% additional tax on net investment income.

Of the total ordinary income distributions paid by Baron Growth Fund, 100% is qualified dividend income subject to a reduced tax rate. Of the total ordinary income distributions paid by Baron Growth Fund, 100% qualifies for the corporate dividends received deduction.

The information and distributions reported may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2013. The information necessary to complete your income tax return for the calendar year ended December 31, 2013 will be listed on the Form 1099-DIV, which will be mailed to you in January 2014.

Baron Funds	September 30, 2013

FUND EXPENSES (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on April 1, 2013 and held for the six months ended September 30, 2013.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED SEPTEMBER 30, 20131
	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account Value	Account Value	Expense	Paid During
	Return	April 1, 2013	September 30, 2013	Ratio	the Period[2]
Baron Asset Fund- Retail Shares	9.94%	$1,000.00	$1,099.40	1.31%	$6.89
Baron Asset Fund- Institutional Shares	10.09%	$1,000.00	$1,100.90	1.05%	$5.53
Baron Growth Fund- Retail Shares	13.00%	$1,000.00	$1,130.00	1.30%	$6.94
Baron Growth Fund- Institutional Shares	13.15%	$1,000.00	$1,131.50	1.04%	$5.56
Baron Small Cap Fund- Retail Shares	11.21%	$1,000.00	$1,112.10	1.31%	$6.94
Baron Small Cap Fund- Institutional Shares	11.33%	$1,000.00	$1,113.30	1.05%	$5.56
Baron Opportunity Fund- Retail Shares	16.66%	$1,000.00	$1,166.60	1.37%	$7.44
Baron Opportunity Fund- Institutional Shares	16.78%	$1,000.00	$1,167.80	1.10%	$5.98
Baron Fifth Avenue Growth Fund- Retail Shares	15.82%	$1,000.00	$1,158.20 [3]	1.30%[4]	$7.03
Baron Fifth Avenue Growth Fund- Institutional Shares	15.96%	$1,000.00	$1,159.60 [3]	1.05%[4]	$5.68

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013
	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account Value	Account Value	Expense	Paid During
	Total Return	April 1, 2013	September 30, 2013	Ratio	the Period[2]
Baron Asset Fund- Retail Shares	5.00%	$1,000.00	$1,018.50	1.31%	$6.63
Baron Asset Fund- Institutional Shares	5.00%	$1,000.00	$1,019.80	1.05%	$5.32
Baron Growth Fund- Retail Shares	5.00%	$1,000.00	$1,018.55	1.30%	$6.58
Baron Growth Fund- Institutional Shares	5.00%	$1,000.00	$1,019.85	1.04%	$5.27
Baron Small Cap Fund- Retail Shares	5.00%	$1,000.00	$1,018.50	1.31%	$6.63
Baron Small Cap Fund- Institutional Shares	5.00%	$1,000.00	$1,019.80	1.05%	$5.32
Baron Opportunity Fund- Retail Shares	5.00%	$1,000.00	$1,018.20	1.37%	$6.93
Baron Opportunity Fund- Institutional Shares	5.00%	$1,000.00	$1,019.55	1.10%	$5.57
Baron Fifth Avenue Growth Fund- Retail Shares	5.00%	$1,000.00	$1,018.55 [3]	1.30%[4]	$6.58
Baron Fifth Avenue Growth Fund- Institutional Shares	5.00%	$1,000.00	$1,019.80 [3]	1.05%[4]	$5.32

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]	Expenses are equal to each Share Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

September 30, 2013	Baron Funds

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS FOR BARON ASSET FUND, BARON GROWTH FUND, BARON SMALL CAP FUND, BARON OPPORTUNITY FUND AND BARON FIFTH AVENUE GROWTH FUND, BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board”) of Baron Investment Funds Trust (the “Trust”) met on May 7, 2013 to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser and the approval of the investment advisory agreements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Fifth Avenue Growth Fund, (each a “Fund” and collectively, the “Funds”). The members of the Board who are not affiliated with the Trust (the “Independent Trustees”) met in a separate session to discuss and consider the renewal of the advisory agreement for the Funds. An independent consultant provided reports to the Board and attended the Board meeting. The Board received a substantial amount of information from the Adviser and from the consultant, and was advised by independent counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the advisory agreements for the Funds for an additional one-year period. The Trustees considered a broad scope of information and their experiences, including the following, which they had considered in past years and remained, in their thinking, as material to their consideration:

1. NATURE, EXTENT AND QUALITY OF SERVICES

As part of their consideration of the nature, extent and quality of services provided by the Adviser, the Independent Trustees relied on the information they received at the Board meeting, as well as on the information they had considered in past years. In particular, the Board considered the following:

•	Its confidence in the Adviser’s senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•	The nature, quality and the level of long-term performance of the services provided by the Adviser, including: intensive devotion to research, selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, such as the Funds’ custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services provided to the Funds and the support services provided to the Board;

•	The Adviser’s investment principles and processes and the historical performance of the Funds as compared to similar funds managed by other advisers and other funds managed by the Adviser over comparable periods;

•	The total expense ratio of the Funds and comparisons to similar funds managed by other advisers over comparable periods: the management fee was relatively high, but the other expenses paid by the Funds generally were relatively low, when compared to their peers. In discussing the higher management fee, the Adviser noted its intense research process and adherence to its investment style;

•	The costs of portfolio management, including the types of investments made for the Funds, the personnel and systems necessary for implementation of investment strategies, and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Funds; and

•	Any additional services provided by the Adviser.

The Board concluded that the nature, extent and quality of the services provided by the Adviser to each Fund were appropriate and that each Fund was likely to continue to benefit from those services provided under the relevant advisory agreement with the Adviser.

2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

As part of its consideration of the investment performance of the Funds and the Adviser, the Board took into account the analyses performed by and discussed with the independent consultant. The Board also considered the independent consultant’s risk-adjusted performance comparisons with comparable funds and comparisons of each Fund’s annualized total return over one-, three-, five- and ten-year periods, where applicable, against expense group and performance universe averages. After considering all the information, the Board concluded that the Adviser continued to invest in accordance with its long-standing principles and that each Fund’s more recent relative performance was consistent with expectations for the Adviser’s investment style under recent market conditions.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Board was provided with information from the Adviser and the independent consultant regarding the fees charged by the Adviser as compared to the fees charged by comparable funds. This information compared various fees and expenses, as well as the total expense ratios, of the Funds against the same fees, expenses and total expense ratios of other funds of similar size, character and investment strategies.

The Board considered comparisons of the advisory fees charged and services provided by the Adviser and its investment adviser affiliate to the Funds, subadvised accounts and separately managed accounts and a profitability analysis prepared by the Adviser. The Board considered that, while the advisory fees for the other clients are the same as, or lower than, the fees for the Funds, the Adviser or its affiliate performs significantly fewer services for those clients compared with those provided by the Adviser to the Funds. The Board considered benefits that accrue to the Adviser and its affiliates from their relationship with the Funds.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which each Fund’s management fees reflected economies of scale for the benefit of Fund shareholders, noting the sharp decline in assets from their highs in 2007 and appreciating that the economies of scale analysis is predicated on increasing assets. The Board considered that, except for Baron Fifth Avenue Growth Fund, the Funds’ fee schedules do not have break points. The Board considered that the small- and mid-cap investment strategies require more attention by the Adviser than a strategy that involves other types of investing, particularly as the size of the assets under management increases. The Board considered that the Adviser was continuing to grow and upgrade its staff and invest in its business even during this recent period of declining assets and reduced revenues. The Board members reiterated their intention to continue to scrutinize the extent of economies of scale, asset growth and the Adviser’s plans to invest further to support the Funds. The Board concluded that approval of the management fee for each Fund was reasonable in light of the services provided as discussed at the meeting, including the Adviser’s investments in resources to support the Funds.

After due consideration of the above-enumerated factors and other factors it deemed relevant, the Board, including a majority of the Independent Trustees, approved the continuance of each Fund’s investment advisory agreement.

Baron Funds	September 30, 2013

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BARON DISCOVERY FUND BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board”) of Baron Investment Funds Trust (the “Trust”) met on August 19, 2013 to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser and the approval of the investment advisory agreement for the Baron Discovery Fund (the “Fund”). The members of the Board who are not affiliated with the Adviser (the “Independent Trustees”) met in a separate session to discuss and consider the approval of the proposed advisory agreement for the Fund. The Board received a substantial amount of information from the Adviser and was advised by independent counsel. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the advisory agreement for the Fund for an initial two-year period. The Trustees considered a broad scope of information and their experiences, including information presented in connection with the Board meeting held on May 7, 2013, as well as the following, which they had considered in past years and remained, in their thinking, as material to their consideration:

1.  NATURE, EXTENT AND QUALITY OF SERVICES

As part of their consideration of the nature, extent and quality of proposed services to be provided by the Adviser, the Independent Trustees relied on the information they received at the Board meeting, as well as other information they received at the Board meeting held on May 7, 2013 and at other times. In particular, the Board considered the following:

•	Its confidence in the Adviser’s senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•
The nature, quality and the level of long-term performance of the services provided by the Adviser to the other Baron mutual funds, which were expected to be provided to the Fund, including: intensive devotion to research, selection of broker/dealers for portfolio transactions, relationships with and supervision of third party service providers, such as the custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services to be provided to the Fund and the support services provided to the Board;

•
The Adviser’s investment principles and processes and the Board members’ general understanding of historical performance of the other funds the Adviser advises as compared to similar funds managed by other advisers;

•
The anticipated total expense ratio of the Fund. As with the Baron mutual funds considered at the Board meeting held on May 7, 2013, the Board understood that the management fee was relatively high. As before, they concluded that the higher management fee was justified given the Adviser’s highly research intensive process and highly disciplined adherence to its process.

•	The costs of portfolio management, including the types of investments to be made for the Fund and the personnel and systems necessary for implementation of investment strategies; and

•	Any additional services to be provided by the Adviser.

The Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund were appropriate and that it would likely benefit from those services to be provided under the advisory agreement with the Adviser.

2.  COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

As part of its consideration of the cost of services to be provided, the Board examined the fees to be charged by the Adviser as compared to the fees charged by comparable funds.

The Board also considered the Adviser’s management fees for other public pooled investment vehicles for which the Adviser serves as a sub-adviser and the basis of compensation for separate accounts and private accounts managed by an affiliated adviser. As described at the Board meeting held on May 7, 2013, while the fees for the other funds and accounts are the same as, or lower than, the proposed fees for the Fund, the Adviser performs only portfolio management services for those clients and does not provide many of the other services to be provided to the Fund. The Board discussed and considered those other services, which include accounting, oversight of service providers, legal, regulatory, compliance, risk management and Trustee support.

In addition, the Board also considered the financial condition of the Adviser and its affiliates. Since the Fund is newly formed, had not commenced operations and the eventual aggregate amount of its assets is uncertain, the Adviser was not able to provide the Board with specific information concerning the cost of services to be provided and the expected profits to be realized by the Adviser and its affiliate from their relationships with the Fund.

The Board concluded that the proposed management fee was reasonable in light of the services to be provided.

3.  ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

Since the Fund is newly formed, had not commenced operations and the eventual aggregate amount of the Fund’s assets is uncertain, the Adviser was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. It was agreed that the issue would be revisited no later than when the Board next reviewed the advisory fee in connection with the renewal of the advisory agreement for the Fund.

After due consideration, including in executive session, of the above-enumerated factors, among others, the Board, including a majority of the Independent Trustees, approved the Fund’s investment advisory agreement.

September 30, 2013	Baron Funds

MANAGEMENT OF THE FUNDS (Unaudited)

Board of Trustees and Officers.

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations for the past five years, are shown below. Each Trustee serves as Trustee of a Fund until its termination; until the Trustee’s retirement, resignation or death; or as otherwise specified in the Trust’s organizational documents. Unless otherwise noted, the address of each Executive Officer and Trustee is Baron Investment Funds Trust, 767 Fifth Avenue, 49th Floor, New York, NY 10153. All Trustees listed below, whether Interested or Independent, serve as Trustees for the Trust. Additional information about the Trustees and Officers of the Trust can be found in the Trust’s Statement of Additional Information (the “SAI”) which may be obtained without charge by writing or calling 1-800-99BARON. The SAI is also available on the Baron Funds® website, www.BaronFunds.com.

				Number of
				Portfolios
				in Fund
				Complex	Other
	Position(s) Held	Length of	Principal Occupation(s)	Overseen	Trustee/Directorships
Name, Address & Age	With the Funds	Time Served	During the Past Five Years	by Trustee	During Past 5 Years

Interested Trustees

Ronald Baron(1),(2) 767 Fifth Avenue New York, NY 10153 Age: 70	Chief Executive Officer, Chief Investment Officer, Trustee and Portfolio Manager	26 years	Director, Chairman, CEO and CIO: the Firm* (2003-Present); Trustee: Baron Investment Funds Trust (1987-Present); Trustee: Baron Select Funds (2003-Present); Portfolio Manager: Baron USA Partners Fund, Ltd. (2003-Present); Portfolio Manager: Baron Managed Funds plc (2005-2009).	13	None

Linda S. Martinson(1),(2) 767 Fifth Avenue New York, NY 10153 Age: 58	Chairman, President, Chief Operating Officer and Trustee	26 years	Director: the Firm* (2003-Present); Secretary: the Firm* (2003-2008); President: the Firm* (2007-Present); Chief Operating Officer: the Firm (2006-present); Chairman (2010-Present) President (2007-Present), Trustee (1987-Present), Secretary (2003-2008): Baron Investment Funds Trust; Chairman (2010-Present) President (2007-Present), Trustee (2003-Present): Baron Select Funds; Director: Baron USA Partners Fund, Ltd. (2006-Present); Director: Baron Managed Funds plc (2005-2009).	13	None

45

Baron Funds	September 30, 2013

MANAGEMENT OF THE FUNDS (Unaudited) (Continued)

				Number of
				Portfolios
				in Fund
				Complex	Other
	Position(s) Held	Length of	Principal Occupation(s)	Overseen	Trustee/Directorships
Name, Address & Age	With the Funds	Time Served	During the Past Five Years	by Trustee	During Past 5 Years

Independent Trustees

Norman S. Edelcup(3),(4),(5) City of Sunny Isles Beach 18070 Collins Avenue Sunny Isles Beach, FL 33160 Age: 78	Trustee	26 years	Mayor (2003-Present): Sunny Isles Beach, Florida; Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	13	Director: Marquis Bank (2007-Present); Director: CompX International, Inc. (diversified manufacturer of engineered components) (2006-Present); Director: Valhi, Inc. (diversified company) (1975-Present).

Charles N. Mathewson(4),(5) 9295 Prototype Drive Reno, NV 89521 Age: 85	Trustee	26 years	Chairman Emeritus (2003-Present): International Game Technology, Inc. (manufacturer of microprocessor-controlled gaming machines and monitoring systems); Chairman: Baron Investment Funds Trust, Baron Select Funds (2004-2010); Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	13	Director: Grill Concepts, Inc. (2009-Present).

Harold W. Milner(4),(5) 2293 Morningstar Drive Park City, UT 84060 Age: 78	Trustee	26 years	Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	13	Chairman: Lightning Protection Systems, LLC (2006-Present); Director: Complete XRM (2009-Present).

Raymond Noveck(3),(4),(5) 31 Karen Road Waban, MA 02468 Age: 70	Trustee	26 years	Private Investor (1999-Present); Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	13	None

Anita Rosenberg(4),(5) 1235 N. Astor Street Chicago, Illinois 60610 Age: 49	Trustee	<1 year (appointed 2013)	Partner, Portfolio Manager: Aurora Investment Management (formerly known as Harris Alternatives, LLC) (1999-2009); Senior Advisor: Magnetar Capital (2011-2012); Trustee: Baron Investment Funds Trust, Baron Select Funds (2013-Present).		Director: Global Business Development Company (2011-Present).

David A. Silverman, MD(4),(5) 146 Central Park West New York, NY 10024 Age: 63	Trustee	26 years	Physician and Faculty: New York University School of Medicine (1976-Present); Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present).	13	None

Alex Yemenidjian(4),(5) 3801 Las Vegas Blvd. South Las Vegas, NV 89109 Los Angeles, CA 90067 Age: 57	Trustee	7 years	Chairman and CEO: Tropicana Las Vegas (gaming) (2009-Present); Chairman and CEO: Armenco Holdings, LLC (investment company) (2005-Present); Trustee: Baron Investment Funds Trust (2006-Present), Baron Select Funds (2006-Present).	13	Director: Guess?, Inc. (2005-Present); Director: Regal Entertainment Group (2005-Present).

46

September 30, 2013	Baron Funds

MANAGEMENT OF THE FUNDS (Unaudited) (Continued)

Number of
Portfolios
in Fund
				Complex	Other
	Position(s) Held	Length of	Principal Occupation(s)	Overseen	Trustee/Directorships
Name, Address & Age	With the Funds	Time Served	During the Past Five Years	by Trustee	During Past 5 Years

Additional Officers of the Funds

Clifford Greenberg 767 Fifth Avenue New York, NY 10153 Age: 54	Senior Vice President and Portfolio Manager	16 years	Director and Senior Vice President: the Firm* (2003-Present); Portfolio Manager: Baron Small Cap Fund (1997-Present).	N/A	None

Gretta J. Heaney 767 Fifth Avenue New York, NY 10153 Age: 53	Vice President and Chief Compliance Officer	9 years	Vice President and Chief Compliance Officer: the Firm* (2003-Present), Baron Investment Funds Trust, Baron Select Funds (2004-Present), Baron USA Partners Fund, Ltd (2006-Present), Baron Managed Funds plc (2005-2009).	N/A	None

Patrick M. Patalino 767 Fifth Avenue New York, NY 10153 Age: 45	Vice President, General Counsel and Secretary	6 years	Vice President and General Counsel: the Firm*, Baron Investment Funds Trust, Baron Select Funds, (08/07-Present); Baron USA Partners Fund, Ltd. (08/07-Present); Secretary: the Firm* (04/08-Present), Baron Investment Funds Trust, Baron Select Funds (10/08-Present).	N/A	None

Andrew Peck 767 Fifth Avenue New York, NY 10153 Age: 44	Senior Vice President and Portfolio Manager	10 years	Portfolio Manager: Baron Asset Fund (01/08-Present); Vice President: BAMCO, Inc. (2003-Present), Baron Investment Funds Trust, Baron Select Funds (2003-Present); Vice President, Research Analyst: Baron Capital, Inc. (1998-Present); Co-Portfolio Manager (mid cap accounts):Baron Capital Management, Inc. (04/06-Present).	N/A	None

Susan Robbins 767 Fifth Avenue New York, NY 10153 Age: 58	Vice President	19 years	Director, Vice President and Senior Analyst: the Firm* (2003-Present); Vice President: Baron Investment Funds Trust (1994-Present), Baron Select Funds (2003-Present).	N/A	None

Peggy C. Wong 767 Fifth Avenue New York, NY 10153 Age: 52	Vice President, Treasurer and Chief Financial Officer	26 years	Chief Financial Officer and Treasurer: the Firm* (2003-Present), Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present), Baron USA Partners Fund, Ltd. (1993-Present), Baron Managed Funds plc. (2005-2009).	N/A	None

*	The Firm (Baron Capital Group, Inc. (“BCG”) with its subsidiaries BCI, Baron Capital Management, Inc. (“BCM”) and BAMCO).
(1)	Trustees deemed to be “Interested Trustees” of the Funds, as that term is defined in the 1940 Act by reason of their employment with the Funds’ Adviser and Distributor.
(2)	Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board when the full Board is not in session.
(3)	Members of the Audit Committee.
(4)	Members of the Nominating Committee.
(5)	Members of the Independent Committee.

47

SEP 13

Item 2.  Code of Ethics.
          The Registrant has adopted a Code of Ethics for Principal Executive and Senior Financial Officers (the “Code”). Upon request, the Registrant will provide a copy of the Code to any person without charge. To obtain a copy of the Code, please send your request to info@Baronfunds.com or call 1-800-99BARON (1-800-992-2766).

Item 3.  Audit Committee Financial Expert.
          The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its Audit Committee, Norman S. Edelcup and Raymond Noveck. Both Mr. Edelcup and Mr. Noveck are “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.
          The following table shows the fees paid to PricewaterhouseCoopers, LLP, the Registrant’s principal accounting firm during the fiscal years ended September 30, 2013 and September 30, 2012:

(a)	Audit Fees: for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements:

	2013	2012
Baron Investment Funds Trust	$220,100	$216,833

(b)	Audit-Related Fees: for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees:

	2013	2012
Baron Investment Funds Trust		$$0

(c)	Tax Fees: for professional services rendered for tax compliance, tax advice and tax planning:

	2013	2012
Baron Investment Funds Trust	$51,150	$48,000

The Tax Fees represent services provided in connection with the preparation of tax returns and year-end distribution review.

(d)	All Other Fees: for products and services provided by such accounting firm that are not included in (a), (b) or (c) above:

	2013	2012
Baron Investment Funds Trust	$0	$0

e)   Audit Committee Pre-Approval Policies and Procedures: (i) Pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X and to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and evaluate the qualifications, independence and performance of the Fund’s independent auditors; (ii) 100% of the services described in each of items 4(b) through 4(d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)   Not Applicable.

(g)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years is as follows:

2013:	$49,035

2012:	$49,000

Item 5.  Audit Committee of Listed Registrants.
          The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Norman S. Edelcup and Raymond Noveck.

Item 6.  Schedule of Investments.
          Included herein under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
          Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
          Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
          Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.
          Not applicable.

Item 11.  Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.
(a)(1) Not applicable.
(a) (2) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.
(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date:	December 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date:	December 5, 2013

By:	/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer

Date:	December 5, 2013